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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 2.3%
$ 1,595,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,610,754
625,000	AmeriCredit Automobile Receivables Trust 2012-4 3.8200%, 2/10/20 (144A)	640,545
519,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	532,923
5,646,000	Applebee's Funding LLC / IHOP Funding LLC 4.2770%, 9/5/44 (144A)	5,843,870
1,252,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/32 (144A),‡	1,251,503
420,000	Banc of America Commercial Mortgage Trust 2006-6 5.4210%, 10/10/45	435,258
296,000	Banc of America Commercial Mortgage Trust 2007-5 5.7720%, 2/10/51‡	315,682
851,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2245%, 8/15/26 (144A),‡	849,994
2,685,930	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	2,773,032
927,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49‡	985,597
130,000	COMM 2007-C9 Mortgage Trust 5.7977%, 12/10/49‡	136,051
2,843,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	3,077,636
916,000	DB Master Finance LLC 2015-1 3.2620%, 2/20/45 (144A)	924,858
1,726,779	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	1,795,477
390,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.5738%, 10/25/24‡	395,308
468,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.8238%, 10/25/24‡	472,575
1,576,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.3728%, 3/25/25‡	1,578,192
1,213,575	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	1,083,921
625,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	618,275
1,519,000	GS Mortgage Securities Corp. II 3.4356%, 12/10/27 (144A),‡	1,454,552
622,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/30 (144A),‡	633,553
669,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	688,554
1,293,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	1,328,114
1,073,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1645%, 4/15/30 (144A),‡	1,073,047
474,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9145%, 4/15/30 (144A),‡	474,080
432,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 2.7720%, 12/15/28 (144A),‡	433,166
449,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6720%, 12/15/28 (144A),‡	449,016
850,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 1.9815%, 1/15/32 (144A),‡	851,113
733,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	733,874
1,918,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	2,028,369
607,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	611,378
653,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	668,315
730,000	Santander Drive Auto Receivables Trust 2013-4 4.6700%, 1/15/20 (144A)	762,851
982,000	Santander Drive Auto Receivables Trust 2015-1 3.2400%, 4/15/21	989,162
1,624,000	Starwood Retail Property Trust 2014-STAR 3.4220%, 11/15/27 (144A),‡	1,631,397
861,000	Starwood Retail Property Trust 2014-STAR 4.3220%, 11/15/27 (144A),‡	864,796
2,551,065	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	2,705,491
1,965,597	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47‡	2,048,461
767,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9635%, 2/15/51‡	808,867
502,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9062%, 1/15/27 (144A),‡	497,963
694,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4062%, 2/15/27 (144A),‡	695,321
251,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4062%, 2/15/27 (144A),‡	250,375
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $47,704,982)		48,003,266
Bank Loans and Mezzanine Loans — 0.4%
Communications — 0.1%
1,201,514	Tribune Media Co. 4.0000%, 12/27/20‡	1,201,814
Consumer Non-Cyclical — 0.1%
305,910	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	307,333
1,323,002	IMS Health, Inc. 3.5000%, 3/17/21‡	1,317,128
685,873	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	687,162
		2,311,623
Technology — 0.2%
4,799,427	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	4,806,338
Total Bank Loans and Mezzanine Loans (cost $8,314,628)		8,319,775
Common Stocks — 57.3%
Aerospace & Defense — 4.2%
243,008	Boeing Co.	36,470,641
248,768	Honeywell International, Inc.	25,948,990
129,073	Precision Castparts Corp.	27,105,330
		89,524,961
Airlines — 1.2%
364,094	United Continental Holdings, Inc.*	24,485,321
Automobiles — 1.1%
646,532	General Motors Co.	24,244,950
Beverages — 0.4%
305,141	Diageo PLC	8,412,554
Biotechnology — 1.9%
178,029	Amgen, Inc.	28,457,936
23,469	Regeneron Pharmaceuticals, Inc.*	10,595,784
		39,053,720
Capital Markets — 2.5%
1,140,894	Blackstone Group LP	44,369,368
234,633	TD Ameritrade Holding Corp.	8,742,425
		53,111,793
Chemicals — 3.5%
560,800	EI du Pont de Nemours & Co.	40,080,376
378,946	LyondellBasell Industries NV - Class A	33,271,459
		73,351,835
Commercial Banks — 2.3%
296,420	JPMorgan Chase & Co.	17,957,124
704,159	U.S. Bancorp	30,750,623
		48,707,747
Consumer Finance — 0.7%
176,913	American Express Co.	13,820,444
Diversified Financial Services — 0.6%
142,463	CME Group, Inc.	13,492,671
Diversified Telecommunication Services — 0.2%
77,030	Verizon Communications, Inc.	3,745,969
Electronic Equipment, Instruments & Components — 1.1%
332,991	TE Connectivity, Ltd. (U.S. Shares)	23,848,815
Food Products — 0.5%
97,754	Hershey Co.	9,864,356
Health Care Equipment & Supplies — 0.8%
380,437	Abbott Laboratories	17,625,646
Health Care Providers & Services — 0.9%
177,320	Aetna, Inc.	18,889,900
Hotels, Restaurants & Leisure — 2.3%
468,573	Las Vegas Sands Corp.	25,790,258
152,883	Six Flags Entertainment Corp.	7,401,066
176,857	Starwood Hotels & Resorts Worldwide, Inc.	14,767,559
		47,958,883
Industrial Conglomerates — 0.7%
94,335	3M Co.	15,560,558
Information Technology Services — 2.8%
107,833	Automatic Data Processing, Inc.	9,234,818
589,160	MasterCard, Inc. - Class A	50,897,532
		60,132,350
Insurance — 0.9%
770,795	Prudential PLC	19,082,413
Internet & Catalog Retail — 1.1%
19,518	Priceline Group, Inc.*	22,721,880
Internet Software & Services — 1.7%
73,299	Alibaba Group Holding, Ltd. (ADR)*	6,101,409
53,102	Google, Inc. - Class C*	29,099,896
		35,201,305
Leisure Products — 0.4%
366,748	Mattel, Inc.	8,380,192
Machinery — 0.5%
152,751	Dover Corp.	10,558,149
Media — 1.4%
266,250	CBS Corp. - Class B	16,142,737
89,187	Time Warner Cable, Inc.	13,367,348
		29,510,085
Oil, Gas & Consumable Fuels — 2.8%
202,536	Chevron Corp.	21,262,229
861,661	Enterprise Products Partners LP	28,374,497
384,798	Marathon Oil Corp.	10,047,076
		59,683,802
Pharmaceuticals — 7.8%
616,641	AbbVie, Inc.	36,098,164
113,091	Actavis PLC*	33,658,143
393,914	Bristol-Myers Squibb Co.	25,407,453
244,604	Eli Lilly & Co.	17,770,481
321,023	Endo International PLC*	28,795,763
229,546	Johnson & Johnson	23,092,328
		164,822,332
Professional Services — 0.4%
56,828	Towers Watson & Co. - Class A	7,511,809
Real Estate Investment Trusts (REITs) — 0.3%
211,198	Outfront Media, Inc.	6,319,044
Real Estate Management & Development — 0.4%
6,399,631	Colony American Homes Holdings III LP*,§	7,359,576
Road & Rail — 1.6%
317,858	Union Pacific Corp.	34,427,200
Software — 1.7%
875,792	Microsoft Corp.	35,605,324
Specialty Retail — 1.6%
298,051	Home Depot, Inc.	33,861,574
Technology Hardware, Storage & Peripherals — 3.6%
526,143	Apple, Inc.	65,467,974
215,409	Seagate Technology PLC	11,207,730
		76,675,704
Textiles, Apparel & Luxury Goods — 1.7%
367,567	NIKE, Inc. - Class B	36,877,997
Tobacco — 1.7%
380,544	Altria Group, Inc.	19,034,811
215,785	Philip Morris International, Inc.	16,255,084
		35,289,895
Total Common Stocks (cost $960,014,493)		1,209,720,754
Corporate Bonds — 16.1%
Asset-Backed Securities — 0.1%
$ 1,862,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,858,295
Banking — 2.5%
348,000	Ally Financial, Inc. 8.0000%, 12/31/18	393,240
980,000	Ally Financial, Inc. 8.0000%, 3/15/20	1,168,650
1,978,000	Ally Financial, Inc. 4.1250%, 3/30/20	1,965,637
970,000	Ally Financial, Inc. 7.5000%, 9/15/20	1,136,113
2,093,000	American Express Co. 6.8000%, 9/1/66‡	2,198,069
1,024,000	American Express Credit Corp. 1.7500%, 6/12/15	1,026,076
800,000	Bank of America Corp. 1.5000%, 10/9/15	803,396
1,777,000	Bank of America Corp. 8.0000%µ	1,899,169
3,112,000	Citigroup, Inc. 5.8000%µ	3,119,780
701,000	Discover Financial Services 3.9500%, 11/6/24	720,913
1,472,000	Discover Financial Services 3.7500%, 3/4/25	1,482,800
3,307,000	Goldman Sachs Capital I 6.3450%, 2/15/34	4,121,200
719,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	770,971
1,887,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	1,931,326
3,101,000	Morgan Stanley 1.8750%, 1/5/18	3,122,217
1,867,000	Morgan Stanley 5.5500%µ	1,885,670
456,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	459,327
3,351,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	3,726,503
2,515,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	2,797,540
5,055,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	5,303,256
4,622,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	4,977,279
1,936,000	SVB Financial Group 5.3750%, 9/15/20	2,203,276
2,164,000	Synchrony Financial 3.0000%, 8/15/19	2,210,974
1,039,000	Synchrony Financial 4.2500%, 8/15/24	1,086,589
2,881,000	Zions Bancorporation 5.8000%µ	2,755,676
		53,265,647
Basic Industry — 0.8%
2,574,000	Albemarle Corp. 4.1500%, 12/1/24	2,669,560
2,116,000	Albemarle Corp. 5.4500%, 12/1/44	2,282,197
1,034,000	Ashland, Inc. 3.8750%, 4/15/18	1,059,850
1,335,000	Ashland, Inc. 6.8750%, 5/15/43	1,441,800
3,105,000	Georgia-Pacific LLC 3.1630%, 11/15/21 (144A)	3,182,848
1,565,000	Georgia-Pacific LLC 3.6000%, 3/1/25 (144A)	1,604,302
2,233,000	LyondellBasell Industries NV 4.6250%, 2/26/55	2,223,528
1,596,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	1,612,308
1,292,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	1,345,295
		17,421,688
Brokerage — 1.7%
2,738,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,867,015
1,118,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	1,157,325
1,260,000	Charles Schwab Corp. 3.0000%, 3/10/25	1,274,380
1,707,000	Charles Schwab Corp. 7.0000%µ	2,014,260
2,050,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	2,162,750
2,745,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	2,793,038
84,000	Lazard Group LLC 6.8500%, 6/15/17	93,321
2,147,000	Lazard Group LLC 4.2500%, 11/14/20	2,294,561
3,353,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	3,495,502
1,923,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	2,052,803
2,540,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	2,637,391
4,794,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	5,541,941
1,452,000	Stifel Financial Corp. 4.2500%, 7/18/24	1,482,194
1,745,000	TD Ameritrade Holding Corp. 2.9500%, 4/1/22	1,774,206
3,641,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	3,811,839
		35,452,526
Capital Goods — 0.7%
1,100,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	1,102,750
1,528,000	Exelis, Inc. 4.2500%, 10/1/16	1,575,447
690,000	Exelis, Inc. 5.5500%, 10/1/21	762,099
1,902,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,959,975
1,764,000	Hanson, Ltd. 6.1250%, 8/15/16	1,856,610
1,026,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24	1,075,672
749,000	Owens Corning 4.2000%, 12/1/24	772,416
1,247,000	Vulcan Materials Co. 7.0000%, 6/15/18	1,418,462
691,000	Vulcan Materials Co. 7.5000%, 6/15/21	829,200
3,174,000	Vulcan Materials Co. 4.5000%, 4/1/25	3,221,610
		14,574,241
Communications — 0.3%
831,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	845,542
1,037,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	1,049,339
1,566,000	Sprint Corp. 7.2500%, 9/15/21	1,573,830
2,036,000	UBM PLC 5.7500%, 11/3/20 (144A)	2,249,302
		5,718,013
Consumer Cyclical — 1.3%
2,982,000	Brinker International, Inc. 3.8750%, 5/15/23	2,983,097
441,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	455,022
664,000	DR Horton, Inc. 4.7500%, 5/15/17	693,880
1,435,000	DR Horton, Inc. 3.7500%, 3/1/19	1,452,937
3,166,000	General Motors Co. 3.5000%, 10/2/18	3,243,757
8,147,000	General Motors Co. 4.8750%, 10/2/23	8,820,871
1,037,000	General Motors Co. 6.2500%, 10/2/43	1,270,389
768,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	782,400
426,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	441,319
977,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	1,053,904
1,638,000	MDC Holdings, Inc. 5.5000%, 1/15/24	1,597,050
1,477,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	1,469,615
596,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	612,390
543,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	595,943
304,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	307,040
949,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	906,295
		26,685,909
Consumer Non-Cyclical — 2.0%
181,000	Actavis Funding SCS 2.4500%, 6/15/19	181,745
2,651,000	Actavis Funding SCS 3.0000%, 3/12/20	2,712,198
535,000	Actavis Funding SCS 3.8500%, 6/15/24	552,622
3,063,000	Actavis Funding SCS 3.8000%, 3/15/25	3,161,108
1,445,000	Actavis Funding SCS 4.5500%, 3/15/35	1,506,150
476,000	Actavis Funding SCS 4.8500%, 6/15/44	505,586
1,084,000	Actavis Funding SCS 4.7500%, 3/15/45	1,152,136
1,764,000	Becton Dickinson and Co. 1.8000%, 12/15/17	1,777,516
2,517,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	2,768,700
1,041,000	HCA, Inc. 3.7500%, 3/15/19	1,054,991
693,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	712,413
2,000,000	Laboratory Corp. of America Holdings 3.2000%, 2/1/22	2,024,718
1,997,000	Laboratory Corp. of America Holdings 3.6000%, 2/1/25	2,005,150
1,323,000	Life Technologies Corp. 6.0000%, 3/1/20	1,527,923
461,000	Life Technologies Corp. 5.0000%, 1/15/21	514,837
809,000	Omnicare, Inc. 4.7500%, 12/1/22	835,292
1,070,000	Omnicare, Inc. 5.0000%, 12/1/24	1,118,150
295,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	301,638
962,000	Thermo Fisher Scientific, Inc. 3.3000%, 2/15/22	986,404
1,394,000	Tyson Foods, Inc. 6.6000%, 4/1/16	1,470,539
1,095,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	1,122,375
1,095,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	1,133,325
3,197,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	3,254,290
3,194,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	3,346,954
1,989,000	Zimmer Holdings, Inc. 2.7000%, 4/1/20	2,016,739
2,350,000	Zimmer Holdings, Inc. 3.1500%, 4/1/22	2,378,442
2,708,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	2,764,169
		42,886,110
Electric — 0.2%
967,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	1,025,020
1,264,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	1,299,027
1,483,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	1,706,823
		4,030,870
Energy — 2.4%
2,599,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	2,521,030
3,061,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	2,869,687
1,406,000	Chevron Corp. 1.3450%, 11/15/17	1,417,463
3,425,000	Cimarex Energy Co. 5.8750%, 5/1/22	3,647,625
2,464,000	Cimarex Energy Co. 4.3750%, 6/1/24	2,445,520
2,663,000	DCP Midstream Operating LP 4.9500%, 4/1/22	2,592,612
1,398,000	DCP Midstream Operating LP 3.8750%, 3/15/23	1,258,450
1,248,000	DCP Midstream Operating LP 5.6000%, 4/1/44	1,072,247
1,590,000	Devon Energy Corp. 2.2500%, 12/15/18	1,605,215
985,000	Energy Transfer Partners LP 4.1500%, 10/1/20	1,034,068
1,438,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	1,511,593
1,111,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	1,231,870
943,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	884,062
412,000	Frontier Oil Corp. 6.8750%, 11/15/18	424,360
1,358,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	1,406,364
912,000	Kinder Morgan Energy Partners LP 5.0000%, 10/1/21	978,288
958,000	Kinder Morgan Energy Partners LP 4.3000%, 5/1/24	975,325
96,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	111,135
1,080,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	1,329,206
1,414,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,564,180
2,396,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,386,150
2,021,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19	1,980,580
3,820,000	Oceaneering International, Inc. 4.6500%, 11/15/24	3,862,154
566,000	Phillips 66 Partners LP 3.6050%, 2/15/25	566,953
1,904,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	1,930,222
2,309,000	Spectra Energy Partners LP 4.7500%, 3/15/24	2,535,674
1,665,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.1250%, 11/15/19 (144A)	1,656,675
3,243,000	Western Gas Partners LP 5.3750%, 6/1/21	3,583,612
1,511,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,484,557
		50,866,877
Finance Companies — 0.6%
4,079,000	CIT Group, Inc. 4.2500%, 8/15/17	4,129,988
3,221,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,349,840
766,000	GE Capital Trust I 6.3750%, 11/15/67‡	829,195
674,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	731,290
2,700,000	General Electric Capital Corp. 6.2500%µ	3,037,500
800,000	General Electric Capital Corp. 7.1250%µ	939,000
		13,016,813
Financial — 0.3%
2,152,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	2,263,547
3,812,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	3,854,911
		6,118,458
Industrial — 0.1%
874,000	Cintas Corp. No 2 2.8500%, 6/1/16	894,373
916,000	Cintas Corp. No 2 4.3000%, 6/1/21	997,711
		1,892,084
Insurance — 0.2%
3,253,000	Primerica, Inc. 4.7500%, 7/15/22	3,606,923
1,324,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	1,383,580
		4,990,503
Real Estate Investment Trusts (REITs) — 0.9%
1,519,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	1,523,911
2,664,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,815,081
1,389,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	1,466,323
2,373,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	2,378,932
1,239,000	Post Apartment Homes LP 4.7500%, 10/15/17	1,329,801
696,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	728,343
399,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	436,334
757,000	Retail Opportunity Investments Partnership LP 4.0000%, 12/15/24	774,385
609,000	Senior Housing Properties Trust 6.7500%, 4/15/20	694,343
673,000	Senior Housing Properties Trust 6.7500%, 12/15/21	782,789
1,479,000	SL Green Realty Corp. 5.0000%, 8/15/18	1,595,822
2,854,000	SL Green Realty Corp. 7.7500%, 3/15/20	3,464,385
		17,990,449
Technology — 1.6%
996,000	Autodesk, Inc. 3.6000%, 12/15/22	1,006,429
3,260,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	3,387,561
429,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	454,877
1,260,000	Fiserv, Inc. 3.1250%, 10/1/15	1,275,047
2,021,000	National Semiconductor Corp. 3.9500%, 4/15/15	2,022,821
699,000	Seagate HDD Cayman 4.7500%, 6/1/23	734,673
6,679,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	6,916,051
2,109,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	2,254,209
3,593,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	3,788,222
5,164,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	5,119,352
1,226,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,314,452
4,533,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	5,217,506
1,187,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,237,596
		34,728,796
Transportation — 0.4%
346,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	348,888
1,918,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,938,429
241,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	244,490
2,014,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	2,090,736
1,346,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	1,347,767
205,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	221,780
1,104,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	1,148,523
1,308,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,398,554
		8,739,167
Total Corporate Bonds (cost $330,831,505)		340,236,446
Mortgage-Backed Securities — 6.8%
Fannie Mae Pool:
323,129	5.5000%, 1/1/25	354,259
451,508	4.0000%, 6/1/29	480,539
837,986	5.0000%, 9/1/29	932,901
903,281	3.5000%, 10/1/29	962,684
330,658	5.0000%, 1/1/30	368,382
218,732	5.5000%, 1/1/33	249,139
919,836	6.0000%, 10/1/35	1,055,900
1,022,064	6.0000%, 12/1/35	1,174,678
165,213	6.0000%, 2/1/37	191,378
893,437	6.0000%, 9/1/37	986,736
761,190	6.0000%, 10/1/38	891,036
276,844	7.0000%, 2/1/39	332,394
1,051,413	5.5000%, 3/1/40	1,206,082
3,094,588	5.5000%, 4/1/40	3,501,125
306,095	4.5000%, 10/1/40	339,872
2,344,261	5.0000%, 2/1/41	2,637,232
568,593	5.5000%, 2/1/41	654,823
561,491	5.0000%, 4/1/41	631,695
1,340,204	5.0000%, 5/1/41	1,496,276
1,019,346	5.5000%, 5/1/41	1,147,482
1,681,920	5.5000%, 6/1/41	1,899,037
1,205,089	5.0000%, 7/1/41	1,355,552
1,292,253	5.5000%, 7/1/41	1,456,460
975,244	4.5000%, 8/1/41	1,074,551
1,472,257	5.5000%, 12/1/41	1,667,167
1,461,902	4.5000%, 1/1/42	1,620,368
1,575,377	4.0000%, 6/1/42	1,718,159
2,500,475	4.5000%, 6/1/42	2,732,883
8,044,901	3.5000%, 7/1/42	8,517,235
2,415,791	4.0000%, 7/1/42	2,634,842
731,199	4.0000%, 8/1/42	797,621
890,517	4.0000%, 9/1/42	971,195
1,133,196	4.0000%, 9/1/42	1,236,099
1,106,515	4.0000%, 11/1/42	1,207,415
872,050	4.0000%, 12/1/42	948,188
1,857,933	3.5000%, 1/1/43	1,968,113
3,630,047	3.5000%, 2/1/43	3,844,260
5,199,306	4.5000%, 2/1/43	5,773,994
2,520,711	4.0000%, 5/1/43	2,750,430
2,324,757	4.0000%, 7/1/43	2,535,366
2,667,465	4.0000%, 8/1/43	2,910,447
668,376	4.0000%, 9/1/43	728,993
2,280,027	4.0000%, 9/1/43	2,487,129
1,481,083	3.5000%, 1/1/44	1,571,395
3,310,281	3.5000%, 1/1/44	3,515,306
1,768,787	4.0000%, 2/1/44	1,929,574
1,734,867	3.5000%, 4/1/44	1,836,682
5,032,086	3.5000%, 5/1/44	5,338,508
4,367,228	4.0000%, 7/1/44	4,765,651
2,520,803	5.0000%, 7/1/44	2,879,096
1,046,889	4.0000%, 8/1/44	1,142,397
2,760,425	4.0000%, 8/1/44	3,012,271
Freddie Mac Gold Pool:
222,590	5.0000%, 1/1/19	233,907
208,850	5.5000%, 8/1/19	218,974
326,157	5.0000%, 6/1/20	347,423
751,487	5.5000%, 12/1/28	842,645
1,031,238	3.5000%, 7/1/29	1,100,395
630,982	5.5000%, 10/1/36	714,359
2,925,540	6.0000%, 4/1/40	3,351,839
746,051	4.5000%, 1/1/41	824,830
1,561,390	5.0000%, 5/1/41	1,757,608
954,777	5.5000%, 5/1/41	1,071,958
3,564,724	5.5000%, 9/1/41	4,000,350
Freddie Mac Pool:
1,278,509	3.5000%, 2/1/44	1,351,164
913,482	4.0000%, 8/1/44	992,450
Ginnie Mae I Pool:
962,126	5.1000%, 1/15/32	1,107,709
1,045,865	4.9000%, 10/15/34	1,173,904
126,726	5.5000%, 9/15/35	147,010
613,900	5.5000%, 3/15/36	703,889
809,423	5.5000%, 8/15/39	932,206
2,449,828	5.5000%, 8/15/39	2,821,727
605,032	5.0000%, 10/15/39	683,991
919,065	5.5000%, 10/15/39	1,058,183
934,397	5.0000%, 11/15/39	1,045,202
293,416	5.0000%, 1/15/40	328,201
99,002	5.0000%, 5/15/40	112,535
330,032	5.0000%, 5/15/40	374,190
250,015	5.0000%, 7/15/40	279,192
1,000,328	5.0000%, 7/15/40	1,119,460
1,008,702	5.0000%, 2/15/41	1,129,026
407,069	5.0000%, 5/15/41	465,260
295,166	4.5000%, 7/15/41	331,723
2,180,427	4.5000%, 8/15/41	2,458,369
243,154	5.0000%, 9/15/41	273,304
Ginnie Mae II Pool:
534,405	6.0000%, 11/20/34	618,374
630,102	5.5000%, 11/20/37	703,114
225,716	6.0000%, 1/20/39	255,217
1,495,900	4.5000%, 10/20/41	1,627,996
96,217	6.0000%, 10/20/41	110,523
299,882	6.0000%, 12/20/41	343,512
650,119	5.5000%, 1/20/42	736,579
314,474	6.0000%, 1/20/42	361,143
266,423	6.0000%, 2/20/42	305,084
246,863	6.0000%, 3/20/42	283,109
857,952	6.0000%, 4/20/42	985,012
480,397	3.5000%, 5/20/42	511,180
802,667	5.5000%, 5/20/42	909,867
398,267	6.0000%, 5/20/42	451,590
1,166,611	5.5000%, 7/20/42	1,304,531
254,884	6.0000%, 7/20/42	292,315
275,052	6.0000%, 8/20/42	315,817
590,739	6.0000%, 9/20/42	678,375
255,014	6.0000%, 11/20/42	291,899
349,535	6.0000%, 2/20/43	401,275
Total Mortgage-Backed Securities (cost $140,409,958)		143,260,492
Preferred Stocks — 0.8%
Capital Markets — 0.2%
2,175	Morgan Stanley Capital Trust III, 6.2500%	55,745
72,000	Morgan Stanley, 6.8750%	1,980,720
72,030	Morgan Stanley, 7.1250%	2,050,694
25,000	State Street Corp., 5.9000%	682,250
		4,769,409
Commercial Banks — 0.1%
101,000	Wells Fargo & Co., 6.6250%	2,851,230
Construction & Engineering — 0.1%
49,000	Citigroup Capital XIII, 7.8750%	1,299,480
Consumer Finance — 0.3%
3,000	Ally Financial, Inc., 7.0000% (144A)	3,064,219
92,000	Discover Financial Services, 6.5000%	2,384,640
		5,448,859
Pharmaceuticals — 0.1%
1,588	Actavis PLC, 5.5000%	1,607,056
Total Preferred Stocks (cost $15,243,057)		15,976,034
U.S. Treasury Notes/Bonds — 14.8%

$ 4,753,000	0.6250%, 12/31/16	4,764,512
41,376,000	0.5000%, 1/31/17	41,379,227
11,124,000	1.0000%, 12/15/17	11,183,970
10,610,000	1.3750%, 7/31/18	10,733,511
13,688,000	1.5000%, 8/31/18	13,898,672
45,707,000	1.3750%, 9/30/18	46,192,637
9,016,000	1.2500%, 10/31/18	9,064,605
7,773,000	1.6250%, 7/31/19	7,889,595
6,953,000	1.7500%, 9/30/19	7,085,538
10,342,000	1.5000%, 10/31/19	10,423,609
10,933,000	1.5000%, 11/30/19	11,016,703
10,647,000	1.6250%, 12/31/19	10,782,579
5,593,000	2.1250%, 9/30/21	5,753,799
7,808,000	2.1250%, 12/31/21	8,038,578
2,395,000	1.7500%, 5/15/23	2,382,089
8,815,000	2.5000%, 8/15/23	9,277,100
12,312,000	2.7500%, 11/15/23	13,202,699
6,381,000	2.5000%, 5/15/24	6,703,043
1,620,000	2.3750%, 8/15/24	1,684,040
35,604,000	2.2500%, 11/15/24	36,602,585
11,332,000	2.0000%, 2/15/25	11,403,709
9,612,000	3.7500%, 11/15/43	12,007,493
1,831,000	3.6250%, 2/15/44	2,238,826
1,799,000	3.3750%, 5/15/44	2,107,500
1,459,000	3.1250%, 8/15/44	1,634,650
15,785,000	2.5000%, 2/15/45	15,639,478
Total U.S. Treasury Notes/Bonds (cost $305,802,283)		313,090,747
Investment Companies — 1.5%
Money Markets — 1.5%
32,443,726 Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $32,443,726)		32,443,726
Total Investments (total cost $1,840,764,632) – 100%		$ 2,111,051,240

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 2,033,723,839	96.3%
United Kingdom	48,864,784	2.3
China	6,101,409	0.3
Taiwan	5,119,352	0.3
Singapore	4,806,338	0.2
Germany	4,693,337	0.2
Netherlands	3,854,911	0.2
Italy	1,931,326	0.1
Canada	1,607,056	0.1
Australia	348,888	0.0
Total	$ 2,111,051,240	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2015
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 4/16/15	3,025,000	$ 4,486,200	$ 33,943
Credit Suisse International:
British Pound 4/9/15	1,666,000	2,470,875	90,382
HSBC Securities (USA), Inc.:
British Pound 4/9/15	1,905,000	2,825,341	50,435
JPMorgan Chase & Co.:
British Pound 4/16/15	1,430,000	2,120,749	(2,070)
RBC Capital Markets Corp.:
British Pound 4/16/15	1,675,000	2,484,095	(4,089)
Total		$ 14,387,260	$ 168,601

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Balanced Portfolio	$ 104,142,109	4.9%

*	Non-income producing security.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio

Colony American Homes Holdings III LP	1/30/13	$ 6,407,653	$ 7,359,576	0.3%

FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	1,042,211	1,083,921	0.1%
		$ 7,449,864	$ 8,443,497	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Balanced Portfolio
Janus Cash Liquidity Fund LLC	7,849,944	472,243,782	(447,650,000)	32,443,726	$ -	$ 8,601	$ 32,443,726

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 48,003,266	$ —

Bank Loans and Mezzanine Loans	—	8,319,775	—

Common Stocks
Beverages	—	8,412,554	—
Insurance	—	19,082,413	—
Real Estate Management & Development	—	—	7,359,576
All Other	1,174,866,211	—	—

Corporate Bonds	—	340,236,446	—

Mortgage-Backed Securities	—	143,260,492	—

Preferred Stocks	—	15,976,034	—

U.S. Treasury Notes/Bonds	—	313,090,747	—

Investment Companies	—	32,443,726	—

Total Investments in Securities	$ 1,174,866,211	$ 928,825,453	$ 7,359,576

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 174,760	$ —

Total Assets	$ 1,174,866,211	$ 929,000,213	$ 7,359,576

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 6,159	$ —

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 96.1%
Aerospace & Defense — 2.6%
118,804	HEICO Corp. - Class A	$ 5,885,550
38,290	Precision Castparts Corp.	8,040,900
26,396	TransDigm Group, Inc.	5,773,333
		19,699,783
Air Freight & Logistics — 1.3%
196,470	Expeditors International of Washington, Inc.	9,465,925
Airlines — 1.5%
163,956	Ryanair Holdings PLC (ADR)	10,947,342
Biotechnology — 4.8%
127,678	Celgene Corp.*	14,718,720
49,923	Incyte Corp.*	4,575,942
59,990	Medivation, Inc.*	7,742,909
35,686	Pharmacyclics, Inc.*	9,133,832
		36,171,403
Building Products — 0.7%
79,318	AO Smith Corp	5,208,020
Capital Markets — 2.2%
290,861	LPL Financial Holdings, Inc.	12,757,163
113,150	TD Ameritrade Holding Corp.	4,215,969
		16,973,132
Chemicals — 1.7%
32,136	Air Products & Chemicals, Inc.	4,861,534
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	8,043,795
		12,905,329
Commercial Services & Supplies — 1.5%
189,633	Edenred	4,726,512
269,071	Ritchie Bros Auctioneers, Inc. (U.S. Shares)#	6,710,630
		11,437,142
Diversified Consumer Services — 0.5%
102,009	ServiceMaster Global Holdings, Inc.*	3,442,804
Diversified Financial Services — 1.8%
219,414	MSCI, Inc.	13,452,272
Electrical Equipment — 4.2%
90,278	AMETEK, Inc.	4,743,206
475,407	Sensata Technologies Holding NV*	27,312,132
		32,055,338
Electronic Equipment, Instruments & Components — 6.2%
229,762	Amphenol Corp. - Class A	13,539,875
610,556	Flextronics International, Ltd.*	7,738,797
225,058	National Instruments Corp.	7,210,858
255,934	TE Connectivity, Ltd. (U.S. Shares)	18,329,993
		46,819,523
Food Products — 0.8%
63,042	Mead Johnson Nutrition Co.	6,337,612
Health Care Equipment & Supplies — 5.3%
449,297	Boston Scientific Corp.*	7,975,022
24,402	IDEXX Laboratories, Inc.*	3,769,621
279,193	Masimo Corp.*	9,207,785
199,197	Varian Medical Systems, Inc.*	18,742,446
		39,694,874
Health Care Providers & Services — 1.7%
91,838	Henry Schein, Inc.*	12,822,422
Health Care Technology — 1.5%
97,316	athenahealth, Inc.*,#	11,618,557
Hotels, Restaurants & Leisure — 0.9%
142,946	Dunkin' Brands Group, Inc.	6,798,512
Industrial Conglomerates — 1.0%
45,537	Roper Industries, Inc.	7,832,364
Information Technology Services — 8.9%
349,182	Amdocs, Ltd. (U.S. Shares)	18,995,501
173,992	Broadridge Financial Solutions, Inc.	9,571,300
145,538	Fidelity National Information Services, Inc.	9,905,316
115,977	Gartner, Inc.*	9,724,672
179,082	Jack Henry & Associates, Inc.	12,516,041
62,048	WEX, Inc.*	6,661,473
		67,374,303
Insurance — 1.7%
136,556	Aon PLC	13,125,763
Internet & Catalog Retail — 0.4%
92,658	Wayfair, Inc. - Class A*,#	2,976,175
Internet Software & Services — 1.7%
115,363	Cimpress NV*,#	9,734,330
14,299	CoStar Group, Inc.*	2,828,771
		12,563,101
Life Sciences Tools & Services — 3.6%
63,693	Bio-Techne Corp.	6,387,771
18,680	Mettler-Toledo International, Inc.*	6,139,182
134,168	PerkinElmer, Inc.	6,861,351
62,650	Waters Corp.*	7,788,648
		27,176,952
Machinery — 3.2%
108,901	Colfax Corp.*	5,197,845
441,773	Rexnord Corp.*	11,790,921
78,688	Wabtec Corp.	7,476,147
		24,464,913
Media — 2.5%
311,835	Aimia, Inc.	3,178,924
112,780	Discovery Communications, Inc. - Class C*	3,324,191
138,528	Markit, Ltd.*	3,726,403
110,071	Omnicom Group, Inc.	8,583,337
		18,812,855
Oil, Gas & Consumable Fuels — 1.3%
169,350	World Fuel Services Corp.	9,734,238
Pharmaceuticals — 1.4%
116,864	Endo International PLC*	10,482,701
Professional Services — 3.0%
322,092	Verisk Analytics, Inc. - Class A*,†	22,997,369
Real Estate Investment Trusts (REITs) — 4.9%
262,614	Crown Castle International Corp.	21,676,160
253,742	Lamar Advertising Co. - Class A	15,039,288
		36,715,448
Road & Rail — 0.9%
37,558	Canadian Pacific Railway, Ltd. (U.S. Shares)	6,861,847
Semiconductor & Semiconductor Equipment — 6.0%
1,270,630	Atmel Corp.	10,457,285
141,765	KLA-Tencor Corp.	8,263,482
1,211,278	ON Semiconductor Corp.*	14,668,577
287,145	Xilinx, Inc.	12,146,233
		45,535,577
Software — 9.3%
666,576	Cadence Design Systems, Inc.*	12,291,661
20,240	Constellation Software, Inc.	6,996,417
30,202	FactSet Research Systems, Inc.	4,808,158
110,281	Intuit, Inc.	10,692,846
134,964	NICE Systems, Ltd. (ADR)	8,223,357
295,041	Solera Holdings, Inc.	15,241,818
185,679	SS&C Technologies Holdings, Inc.	11,567,802
		69,822,059
Textiles, Apparel & Luxury Goods — 4.8%
89,385	Carter's, Inc.	8,265,431
420,244	Gildan Activewear, Inc.	12,405,603
7,049,720	Li & Fung, Ltd.	6,876,962
267,294	Wolverine World Wide, Inc.	8,940,984
		36,488,980
Trading Companies & Distributors — 2.3%
89,983	Fastenal Co.#	3,728,445
94,045	MSC Industrial Direct Co., Inc. - Class A	6,790,049
27,653	WW Grainger, Inc.#	6,520,854
		17,039,348
Total Common Stocks (cost $409,656,347)		725,853,983
Investment Companies — 3.9%
Investments Purchased with Cash Collateral from Securities Lending — 1.8%
13,372,787	Janus Cash Collateral Fund LLC, 0.1041%∞,£	13,372,787
Money Markets — 2.1%
15,655,382	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	15,655,382
Total Investment Companies (cost $29,028,169)		29,028,169
Total Investments (total cost $438,684,516) – 100%		$ 754,882,152

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 676,184,360	89.6%
Canada	44,197,216	5.9
Ireland	10,947,342	1.4
Israel	8,223,357	1.1
Hong Kong	6,876,962	0.9
France	4,726,512	0.6
United Kingdom	3,726,403	0.5
Total	$ 754,882,152	100.0%

Schedule of Forward Currency Contracts, Open

March 31, 2015

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Canadian Dollar 4/16/15	1,100,000	$ 868,453	$ (794)
Euro 4/16/15	3,420,000	3,677,578	(40,921)
		4,546,031	(41,715)
Credit Suisse International:
Canadian Dollar 4/9/15	2,856,000	2,255,016	32,713
Euro 4/9/15	2,925,000	3,144,976	143,310
		5,399,992	176,023
HSBC Securities (USA), Inc.:
Canadian Dollar 4/9/15	4,290,000	3,387,261	57,996
Euro 4/9/15	4,445,000	4,779,287	106,277
		8,166,548	164,273
JPMorgan Chase & Co.: Euro 4/16/15	305,000	327,971	5,423
RBC Capital Markets Corp.:
Canadian Dollar 4/16/15	3,710,000	2,929,055	(11,815)
Euro 4/16/15	2,500,000	2,688,288	(8,038)
		5,617,343	(19,853)
Total		$ 24,057,885	$ 284,151

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$ 18,564,000

∞	Rate shown is the 7-day yield as of March 31, 2015.

#	Loaned security; a portion of the security is on loan at March 31, 2015.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Enterprise Portfolio
Janus Cash Collateral Fund LLC	22,171,100	69,908,512	(78,706,825)	13,372,787	$ -	$ 24,597(1)	$ 13,372,787
Janus Cash Liquidity Fund LLC	22,265,533	27,985,849	(34,596,000)	15,655,382	-	4,038	15,655,382
Total					$ -	$ 28,635	$ 29,028,169

(1)     Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$ 6,710,630	$ 4,726,512	$ —
Textiles, Apparel & Luxury Goods	29,612,018	6,876,962	—
All Other	677,927,861	—	—

Investment Companies	—	29,028,169	—

Total Investments in Securities	$ 714,250,509	$ 40,631,643	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 345,719	$ —

Total Assets	$ 714,250,509	$ 40,977,362	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 61,568	$ —
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 5.6%
$1,009,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,018,966
339,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	348,094
3,165,000	Applebee's Funding LLC / IHOP Funding LLC 4.2770%, 9/5/44 (144A)	3,275,921
663,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/32 (144A),‡	662,737
360,000	Banc of America Commercial Mortgage Trust 2006-6 5.4210%, 10/10/45	373,078
239,000	Banc of America Commercial Mortgage Trust 2007-5 5.7720%, 2/10/51‡	254,892
531,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2245%, 8/15/26 (144A),‡	530,372
1,354,120	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	1,398,033
598,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49‡	635,800
96,000	COMM 2007-C9 Mortgage Trust 5.7977%, 12/10/49‡	100,468
1,639,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	1,774,268
689,000	DB Master Finance LLC 2015-1 3.2620%, 2/20/45 (144A)	695,663
963,351	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	1,001,677
255,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.5738%, 10/25/24‡	258,471
231,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.8238%, 10/25/24‡	233,258
1,008,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.3728%, 3/25/25‡	1,009,402
1,490,895	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	1,331,614
413,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	408,556
943,000	GS Mortgage Securities Corp. II 3.4356%, 12/10/27 (144A),‡	902,990
431,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/30 (144A),‡	439,005
385,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	396,253
796,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	817,617
647,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1645%, 4/15/30 (144A),‡	647,028
316,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9145%, 4/15/30 (144A),‡	316,053
670,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	680,912
637,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	667,532
279,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 2.7720%, 12/15/28 (144A),‡	279,753
242,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6720%, 12/15/28 (144A),‡	242,009
472,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 1.9815%, 1/15/32 (144A),‡	472,618
475,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	475,566
1,121,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	1,185,507
421,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	424,037
417,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	426,780
639,000	Santander Drive Auto Receivables Trust 2015-1 3.2400%, 4/15/21	643,660
1,003,000	Starwood Retail Property Trust 2014-STAR 3.4220%, 11/15/27 (144A),‡	1,007,569
488,000	Starwood Retail Property Trust 2014-STAR 4.3220%, 11/15/27 (144A),‡	490,152
1,434,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,520,806
74,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	79,013
1,457,494	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47‡	1,518,938
458,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9635%, 2/15/51‡	483,000
292,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9062%, 1/15/27 (144A),‡	289,652
405,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4062%, 2/15/27 (144A),‡	405,771
119,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4062%, 2/15/27 (144A),‡	118,704
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $30,017,729)		30,242,195
Bank Loans and Mezzanine Loans — 1.4%
Communications — 0.2%
1,116,680	Tribune Media Co. 4.0000%, 12/27/20‡	1,116,959
Consumer Non-Cyclical — 0.4%
261,360	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	262,575
1,097,705	IMS Health, Inc. 3.5000%, 3/17/21‡	1,092,831
917,077	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	918,801
		2,274,207
Technology — 0.8%
4,088,752	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	4,094,640
Total Bank Loans and Mezzanine Loans (cost $7,480,558)		7,485,806
Corporate Bonds — 38.0%
Asset-Backed Securities — 0.2%
1,294,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,291,425
Banking — 6.0%
229,000	Ally Financial, Inc. 8.0000%, 12/31/18	258,770
633,000	Ally Financial, Inc. 8.0000%, 3/15/20	754,852
1,280,000	Ally Financial, Inc. 4.1250%, 3/30/20	1,272,000
626,000	Ally Financial, Inc. 7.5000%, 9/15/20	733,203
916,000	American Express Co. 6.8000%, 9/1/66‡	961,983
557,000	Bank of America Corp. 1.5000%, 10/9/15	559,364
1,941,000	Bank of America Corp. 8.0000%µ	2,074,444
2,058,000	Citigroup, Inc. 5.8000%µ	2,063,145
456,000	Discover Financial Services 3.9500%, 11/6/24	468,954
954,000	Discover Financial Services 3.7500%, 3/4/25	960,999
1,788,000	Goldman Sachs Capital I 6.3450%, 2/15/34	2,228,215
541,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	580,105
1,078,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	1,103,322
2,001,000	Morgan Stanley 1.8750%, 1/5/18	2,014,691
1,225,000	Morgan Stanley 5.5500%µ	1,237,250
259,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	260,889
2,033,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	2,260,812
1,305,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	1,451,606
2,617,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	2,745,523
3,070,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	3,305,982
1,004,000	SVB Financial Group 5.3750%, 9/15/20	1,142,608
1,254,000	Synchrony Financial 3.0000%, 8/15/19	1,281,221
553,000	Synchrony Financial 4.2500%, 8/15/24	578,329
1,880,000	Zions Bancorporation 5.8000%µ	1,798,220
		32,096,487
Basic Industry — 2.2%
2,142,000	Albemarle Corp. 4.1500%, 12/1/24	2,221,522
1,366,000	Albemarle Corp. 5.4500%, 12/1/44	1,473,290
711,000	Ashland, Inc. 3.8750%, 4/15/18	728,775
936,000	Ashland, Inc. 6.8750%, 5/15/43	1,010,880
2,018,000	Georgia-Pacific LLC 3.1630%, 11/15/21 (144A)	2,068,595
1,017,000	Georgia-Pacific LLC 3.6000%, 3/1/25 (144A)	1,042,540
1,438,000	LyondellBasell Industries NV 4.6250%, 2/26/55	1,431,900
1,027,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	1,037,494
897,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	934,001
		11,948,997
Brokerage — 3.8%
1,103,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,154,973
849,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	878,863
811,000	Charles Schwab Corp. 3.0000%, 3/10/25	820,256
988,000	Charles Schwab Corp. 7.0000%µ	1,165,840
1,336,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	1,409,480
1,779,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	1,810,133
28,000	Lazard Group LLC 6.8500%, 6/15/17	31,107
1,262,000	Lazard Group LLC 4.2500%, 11/14/20	1,348,736
2,150,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,241,375
1,285,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,371,738
2,941,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,399,843
866,000	Stifel Financial Corp. 4.2500%, 7/18/24	884,008
1,128,000	TD Ameritrade Holding Corp. 2.9500%, 4/1/22	1,146,879
2,442,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	2,556,581
		20,219,812
Capital Goods — 1.6%
764,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	765,910
795,000	Exelis, Inc. 4.2500%, 10/1/16	819,686
344,000	Exelis, Inc. 5.5500%, 10/1/21	379,945
1,121,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,155,169
775,000	Hanson, Ltd. 6.1250%, 8/15/16	815,688
595,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24	623,806
492,000	Owens Corning 4.2000%, 12/1/24	507,381
825,000	Vulcan Materials Co. 7.0000%, 6/15/18	938,438
444,000	Vulcan Materials Co. 7.5000%, 6/15/21	532,800
2,086,000	Vulcan Materials Co. 4.5000%, 4/1/25	2,117,290
		8,656,113
Communications — 0.4%
451,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	458,892
716,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	724,520
1,087,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,200,880
		2,384,292
Consumer Cyclical — 2.6%
2,032,000	Brinker International, Inc. 3.8750%, 5/15/23	2,032,748
306,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	315,730
438,000	DR Horton, Inc. 4.7500%, 5/15/17	457,710
771,000	DR Horton, Inc. 3.7500%, 3/1/19	780,637
1,007,000	General Motors Co. 3.5000%, 10/2/18	1,031,732
3,356,000	General Motors Co. 4.8750%, 10/2/23	3,633,588
634,000	General Motors Co. 6.2500%, 10/2/43	776,689
449,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	457,419
272,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	281,781
310,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	334,401
877,000	MDC Holdings, Inc. 5.5000%, 1/15/24	855,075
820,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	815,900
699,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	828,238
377,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	387,368
307,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	336,933
210,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	212,100
651,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	621,705
		14,159,754
Consumer Non-Cyclical — 5.0%
122,000	Actavis Funding SCS 2.4500%, 6/15/19	122,502
1,708,000	Actavis Funding SCS 3.0000%, 3/12/20	1,747,429
346,000	Actavis Funding SCS 3.8500%, 6/15/24	357,397
1,976,000	Actavis Funding SCS 3.8000%, 3/15/25	2,039,291
942,000	Actavis Funding SCS 4.5500%, 3/15/35	981,864
307,000	Actavis Funding SCS 4.8500%, 6/15/44	326,082
705,000	Actavis Funding SCS 4.7500%, 3/15/45	749,314
1,127,000	Becton Dickinson and Co. 1.8000%, 12/15/17	1,135,635
1,495,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	1,644,500
553,000	HCA, Inc. 3.7500%, 3/15/19	560,432
455,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	467,746
1,314,000	Laboratory Corp. of America Holdings 3.2000%, 2/1/22	1,330,240
1,314,000	Laboratory Corp. of America Holdings 3.6000%, 2/1/25	1,319,362
888,000	Life Technologies Corp. 6.0000%, 3/1/20	1,025,545
267,000	Life Technologies Corp. 5.0000%, 1/15/21	298,181
532,000	Omnicare, Inc. 4.7500%, 12/1/22	549,290
658,000	Omnicare, Inc. 5.0000%, 12/1/24	687,610
192,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	196,320
628,000	Thermo Fisher Scientific, Inc. 3.3000%, 2/15/22	643,931
539,000	Tyson Foods, Inc. 6.6000%, 4/1/16	568,594
719,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	736,975
719,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	744,165
1,890,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	1,923,869
2,034,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	2,131,404
1,280,000	Zimmer Holdings, Inc. 2.7000%, 4/1/20	1,297,851
1,513,000	Zimmer Holdings, Inc. 3.1500%, 4/1/22	1,531,312
1,743,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	1,779,153
		26,895,994
Electric — 0.4%
501,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	531,060
670,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	688,566
926,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	1,065,758
		2,285,384
Energy — 5.8%
1,780,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	1,726,600
1,748,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	1,638,750
913,000	Chevron Corp. 1.3450%, 11/15/17	920,444
2,132,000	Cimarex Energy Co. 5.8750%, 5/1/22	2,270,580
1,365,000	Cimarex Energy Co. 4.3750%, 6/1/24	1,354,762
1,470,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	1,527,477
1,623,000	DCP Midstream Operating LP 4.9500%, 4/1/22	1,580,101
694,000	DCP Midstream Operating LP 3.8750%, 3/15/23	624,724
715,000	DCP Midstream Operating LP 5.6000%, 4/1/44	614,308
863,000	Devon Energy Corp. 2.2500%, 12/15/18	871,258
572,000	Energy Transfer Partners LP 4.1500%, 10/1/20	600,494
759,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	797,843
584,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	647,536
606,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	568,125
210,000	Frontier Oil Corp. 6.8750%, 11/15/18	216,300
887,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	918,590
511,000	Kinder Morgan Energy Partners LP 5.0000%, 10/1/21	548,142
528,000	Kinder Morgan Energy Partners LP 4.3000%, 5/1/24	537,549
59,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	68,302
631,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	776,601
506,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	559,742
1,104,000	Nabors Industries, Inc. 5.0000%, 9/15/20	1,099,461
1,124,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19	1,101,520
2,460,000	Oceaneering International, Inc. 4.6500%, 11/15/24	2,487,146
367,000	Phillips 66 Partners LP 3.6050%, 2/15/25	367,618
125,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	130,579
1,395,000	Spectra Energy Partners LP 4.7500%, 3/15/24	1,531,947
1,088,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.1250%, 11/15/19 (144A)	1,082,560
2,192,000	Western Gas Partners LP 5.3750%, 6/1/21	2,422,226
337,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	337,000
997,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	979,552
		30,907,837
Finance Companies — 1.5%
2,654,000	CIT Group, Inc. 4.2500%, 8/15/17	2,687,175
1,767,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,837,680
507,000	GE Capital Trust I 6.3750%, 11/15/67‡	548,827
303,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	328,755
1,800,000	General Electric Capital Corp. 6.2500%µ	2,025,000
500,000	General Electric Capital Corp. 7.1250%µ	586,875
		8,014,312
Financial — 0.8%
1,538,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,617,721
2,643,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	2,672,752
		4,290,473
Industrial — 0.2%
388,000	Cintas Corp. No 2 2.8500%, 6/1/16	397,044
415,000	Cintas Corp. No 2 4.3000%, 6/1/21	452,020
		849,064
Insurance — 0.6%
2,173,000	Primerica, Inc. 4.7500%, 7/15/22	2,409,420
868,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	907,060
		3,316,480
Owned No Guarantee — 0.1%
685,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	712,601
Real Estate Investment Trusts (REITs) — 2.0%
853,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	855,758
1,593,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	1,683,342
1,658,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	1,944,889
1,532,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	1,535,830
722,000	Post Apartment Homes LP 4.7500%, 10/15/17	774,912
217,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	227,084
220,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	240,585
487,000	Retail Opportunity Investments Partnership LP 4.0000%, 12/15/24	498,184
320,000	Senior Housing Properties Trust 6.7500%, 4/15/20	364,844
374,000	Senior Housing Properties Trust 6.7500%, 12/15/21	435,012
691,000	SL Green Realty Corp. 5.0000%, 8/15/18	745,580
1,228,000	SL Green Realty Corp. 7.7500%, 3/15/20	1,490,632
		10,796,652
Technology — 3.8%
762,000	Autodesk, Inc. 3.6000%, 12/15/22	769,979
2,009,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	2,087,610
216,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	229,029
726,000	Fiserv, Inc. 3.1250%, 10/1/15	734,670
397,000	Seagate HDD Cayman 4.7500%, 6/1/23	417,261
3,757,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	3,890,343
1,422,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	1,519,908
2,396,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	2,526,184
3,519,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	3,488,575
661,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	708,689
2,613,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	3,007,576
788,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	821,589
		20,201,413
Transportation — 1.0%
151,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	152,261
1,086,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,097,567
181,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	183,621
1,387,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,439,846
697,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	697,915
106,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	114,677
766,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	796,892
682,000	Southwest Airlines Co. 5.1250%, 3/1/17	729,215
		5,211,994
Total Corporate Bonds (cost $197,107,328)		204,239,084
Mortgage-Backed Securities — 17.0%
Fannie Mae Pool:
165,908	5.5000%, 1/1/25	181,892
228,842	4.0000%, 6/1/29	243,556
608,772	5.0000%, 9/1/29	677,724
2,841,946	3.5000%, 10/1/29	3,028,843
231,998	5.0000%, 1/1/30	258,466
116,014	5.5000%, 1/1/33	132,142
539,982	6.0000%, 10/1/35	619,858
430,052	6.0000%, 12/1/35	494,267
199,098	6.0000%, 2/1/37	230,629
641,821	6.0000%, 9/1/37	708,844
458,033	6.0000%, 10/1/38	536,166
188,210	7.0000%, 2/1/39	225,975
602,290	5.5000%, 3/1/40	690,890
1,425,976	5.5000%, 4/1/40	1,613,307
162,149	4.5000%, 10/1/40	180,042
154,867	5.0000%, 10/1/40	174,962
1,536,834	5.0000%, 2/1/41	1,728,897
338,126	5.5000%, 2/1/41	389,405
283,916	5.0000%, 4/1/41	319,414
279,230	5.0000%, 5/1/41	311,748
477,741	5.5000%, 5/1/41	537,795
418,846	5.5000%, 6/1/41	472,914
745,276	5.0000%, 7/1/41	838,328
1,660,605	5.5000%, 7/1/41	1,871,618
663,244	4.5000%, 8/1/41	730,781
334,718	5.0000%, 10/1/41	375,954
880,421	5.5000%, 12/1/41	996,979
908,377	4.0000%, 6/1/42	990,706
1,814,794	3.5000%, 7/1/42	1,921,344
576,678	4.0000%, 7/1/42	628,968
398,720	4.0000%, 8/1/42	434,940
466,102	4.0000%, 9/1/42	508,428
484,676	4.0000%, 9/1/42	528,586
603,701	4.0000%, 11/1/42	658,751
247,722	4.0000%, 12/1/42	269,351
1,139,701	3.5000%, 1/1/43	1,207,288
2,344,685	3.5000%, 2/1/43	2,483,047
2,620,239	3.5000%, 2/1/43	2,775,178
2,822,323	4.5000%, 2/1/43	3,134,279
1,237,440	3.5000%, 3/1/43	1,310,402
1,248,829	4.0000%, 5/1/43	1,362,638
1,650,559	4.0000%, 7/1/43	1,800,090
1,454,441	4.0000%, 8/1/43	1,586,927
438,283	4.0000%, 9/1/43	478,032
1,395,113	4.0000%, 9/1/43	1,521,836
690,415	3.5000%, 1/1/44	732,514
1,728,574	3.5000%, 1/1/44	1,835,634
881,102	4.0000%, 2/1/44	961,197
842,700	3.5000%, 4/1/44	892,156
2,855,400	3.5000%, 5/1/44	3,029,276
2,603,619	4.0000%, 7/1/44	2,841,148
1,016,898	5.0000%, 7/1/44	1,161,434
542,609	4.0000%, 8/1/44	592,111
1,444,897	4.0000%, 8/1/44	1,576,721
2,077,404	3.5000%, 2/1/45	2,200,007
Freddie Mac Gold Pool:
116,988	5.0000%, 1/1/19	122,936
107,957	5.5000%, 8/1/19	113,190
221,987	5.0000%, 6/1/20	236,461
382,166	5.5000%, 12/1/28	428,524
513,733	3.5000%, 7/1/29	548,185
403,053	5.5000%, 10/1/36	456,312
937,818	5.5000%, 4/1/40	1,062,673
2,104,767	6.0000%, 4/1/40	2,411,466
388,741	4.5000%, 1/1/41	429,790
642,123	5.0000%, 5/1/41	722,817
562,873	5.5000%, 5/1/41	631,955
Freddie Mac Pool:
429,438	3.5000%, 8/1/29	458,353
876,040	3.5000%, 2/1/44	925,824
245,570	4.0000%, 8/1/44	266,799
Ginnie Mae I Pool:
304,874	4.0000%, 8/15/24	326,039
613,119	5.1000%, 1/15/32	705,892
701,407	4.9000%, 10/15/34	787,277
187,077	5.5000%, 9/15/35	217,021
304,082	5.5000%, 3/15/36	348,656
1,537,842	5.5000%, 6/15/39	1,783,255
540,734	5.5000%, 8/15/39	622,759
804,928	5.5000%, 8/15/39	927,121
508,021	5.0000%, 9/15/39	580,267
1,092,086	5.0000%, 9/15/39	1,247,789
317,822	5.0000%, 10/15/39	359,300
544,792	5.0000%, 11/15/39	609,397
171,902	5.0000%, 1/15/40	192,281
48,175	5.0000%, 5/15/40	54,761
188,071	5.0000%, 5/15/40	213,235
748,814	5.0000%, 5/15/40	843,363
160,051	5.0000%, 7/15/40	178,729
565,099	5.0000%, 7/15/40	632,398
558,955	4.5000%, 9/15/40	625,311
543,819	5.0000%, 2/15/41	608,689
177,966	5.0000%, 4/15/41	199,736
719,657	4.5000%, 5/15/41	804,104
211,101	5.0000%, 5/15/41	241,278
172,303	4.5000%, 7/15/41	193,644
504,023	4.5000%, 7/15/41	557,891
1,206,124	4.5000%, 8/15/41	1,359,870
301,800	5.0000%, 9/15/41	339,222
Ginnie Mae II Pool:
280,021	6.0000%, 11/20/34	324,019
1,232,970	5.5000%, 3/20/35	1,397,792
330,007	5.5000%, 3/20/36	373,950
343,941	5.5000%, 11/20/37	383,795
124,124	6.0000%, 1/20/39	140,347
63,325	7.0000%, 5/20/39	72,444
155,230	5.0000%, 6/20/41	171,706
638,786	5.0000%, 6/20/41	706,968
56,921	6.0000%, 10/20/41	65,384
270,020	6.0000%, 12/20/41	309,304
450,851	5.5000%, 1/20/42	510,810
165,090	6.0000%, 1/20/42	189,591
254,132	6.0000%, 2/20/42	291,009
169,954	6.0000%, 3/20/42	194,908
637,996	6.0000%, 4/20/42	732,481
326,797	3.5000%, 5/20/42	347,737
482,017	5.5000%, 5/20/42	546,392
466,989	6.0000%, 5/20/42	529,512
792,957	5.5000%, 7/20/42	886,703
186,128	6.0000%, 7/20/42	213,461
188,880	6.0000%, 8/20/42	216,873
212,055	6.0000%, 9/20/42	243,513
184,894	6.0000%, 11/20/42	211,637
226,880	6.0000%, 2/20/43	260,464
Total Mortgage-Backed Securities (cost $90,161,270)		91,689,755
Preferred Stocks — 1.8%
Capital Markets — 0.5%
1,000	Morgan Stanley Capital Trust III, 6.2500%	25,630
37,000	Morgan Stanley, 6.8750%	1,017,870
42,000	Morgan Stanley, 7.1250%	1,195,740
13,000	State Street Corp., 5.9000%	354,770
		2,594,010
Commercial Banks — 0.3%
54,000	Wells Fargo & Co., 6.6250%	1,524,420
Construction & Engineering — 0.1%
26,000	Citigroup Capital XIII, 7.8750%	689,520
Consumer Finance — 0.7%
2,000	Ally Financial, Inc., 7.0000% (144A)	2,042,813
58,000	Discover Financial Services, 6.5000%	1,503,360
		3,546,173
Pharmaceuticals — 0.2%
1,250	Actavis PLC, 5.5000%	1,265,000
Total Preferred Stocks (cost $9,103,322)		9,619,123
U.S. Treasury Notes/Bonds — 35.9%
$7,179,000	0.5000%, 11/30/16	7,182,367
31,029,000	0.6250%, 12/31/16	31,104,152
18,112,000	0.5000%, 1/31/17	18,113,413
8,860,000	0.8750%, 1/31/17	8,918,139
1,032,000	0.8750%, 2/28/17	1,038,531
1,646,000	0.7500%, 6/30/17	1,649,343
514,000	0.8750%, 7/15/17	516,570
54,000	1.0000%, 9/15/17	54,371
92,000	0.8750%, 10/15/17	92,316
550,000	0.7500%, 10/31/17	549,957
11,114,000	1.0000%, 12/15/17	11,173,916
676,000	0.7500%, 12/31/17	674,733
1,077,000	0.8750%, 1/31/18	1,077,925
810,000	0.7500%, 3/31/18	806,393
1,085,000	2.3750%, 5/31/18	1,132,978
3,558,000	1.3750%, 7/31/18	3,599,419
12,448,000	1.5000%, 8/31/18	12,639,587
6,765,000	1.6250%, 7/31/19	6,866,475
4,098,000	1.7500%, 9/30/19	4,176,116
5,784,000	1.5000%, 10/31/19	5,829,642
11,380,000	1.5000%, 11/30/19	11,467,125
1,232,000	1.6250%, 12/31/19	1,247,688
3,572,000	2.1250%, 9/30/21	3,674,695
22,398,000	2.2500%, 11/15/24	23,026,197
7,198,000	2.0000%, 2/15/25	7,243,549
678,000	3.7500%, 11/15/43	846,971
4,927,000	3.6250%, 2/15/44	6,024,410
79,000	3.3750%, 5/15/44	92,547
6,208,000	3.1250%, 8/15/44	6,955,387
4,855,000	3.0000%, 11/15/44	5,319,638
10,201,000	2.5000%, 2/15/45	10,106,957
Total U.S. Treasury Notes/Bonds (cost $189,064,818)		193,201,507
Investment Companies — 0.3%
Money Markets — 0.3%
1,375,055	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $1,375,055)	1,375,055
Total Investments (total cost $524,310,080) – 100%		$ 537,852,525

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 507,600,975	94.4%
United Kingdom	12,041,380	2.2
Singapore	4,094,640	0.8
Taiwan	3,488,575	0.7
Germany	2,776,130	0.5
Netherlands	2,672,752	0.5
Australia	2,097,150	0.4
Canada	1,265,000	0.2
Italy	1,103,322	0.2
South Korea	712,601	0.1
Total	$ 537,852,525	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 67,390,265	12.5%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Flexible Bond Portfolio
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	$ 1,265,514	$ 1,331,614	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Flexible Bond Portfolio
Janus Cash Liquidity Fund LLC	2,952,000	118,265,835	(119,842,780)	1,375,055	$ -	$ 2,185	$ 1,375,055

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 30,242,195	$ —

Bank Loans and Mezzanine Loans	—	7,485,806	—

Corporate Bonds	—	204,239,084	—

Mortgage-Backed Securities	—	91,689,755	—

Preferred Stocks	—	9,619,123	—

U.S. Treasury Notes/Bonds	—	193,201,507	—

Investment Companies	—	1,375,055	—

Total Assets	$ —	$ 537,852,525	$ —

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 97.6%
Aerospace & Defense — 2.9%
112,129	Precision Castparts Corp.	$ 23,547,090
Airlines — 1.0%
120,911	United Continental Holdings, Inc.*	8,131,265
Auto Components — 3.7%
380,792	Delphi Automotive PLC	30,364,354
Biotechnology — 5.7%
50,714	Biogen, Inc.*	21,413,479
120,366	Celgene Corp.*	13,875,793
25,858	Regeneron Pharmaceuticals, Inc.*	11,674,370
		46,963,642
Capital Markets — 4.5%
558,473	Charles Schwab Corp.	16,999,918
684,784	E*TRADE Financial Corp.*	19,554,007
		36,553,925
Commercial Banks — 1.9%
364,609	U.S. Bancorp	15,922,475
Construction Materials — 2.3%
228,209	Vulcan Materials Co.	19,238,019
Diversified Financial Services — 2.1%
72,233	Intercontinental Exchange, Inc.	16,849,792
Energy Equipment & Services — 1.3%
169,884	Baker Hughes, Inc.	10,801,225
Health Care Equipment & Supplies — 1.3%
610,514	Boston Scientific Corp.*	10,836,623
Health Care Technology — 0.1%
4,751	athenahealth, Inc.*	567,222
Hotels, Restaurants & Leisure — 8.4%
24,603	Chipotle Mexican Grill, Inc.*	16,005,236
196,284	Las Vegas Sands Corp.	10,803,471
348,254	Norwegian Cruise Line Holdings, Ltd.*	18,809,198
241,157	Starbucks Corp.	22,837,568
		68,455,473
Information Technology Services — 2.9%
278,847	MasterCard, Inc. - Class A	24,089,592
Insurance — 2.6%
224,048	Aon PLC	21,535,494
Internet & Catalog Retail — 6.0%
63,077	Amazon.com, Inc.*	23,470,952
22,220	Priceline Group, Inc.*	25,867,413
		49,338,365
Internet Software & Services — 11.0%
204,607	Alibaba Group Holding, Ltd. (ADR)*	17,031,487
65,693	CoStar Group, Inc.*	12,996,046
60,023	Google, Inc. - Class C*	32,892,604
49,871	LinkedIn Corp. - Class A*	12,460,768
793,100	Tencent Holdings, Ltd.	14,993,748
		90,374,653
Media — 2.0%
285,241	Comcast Corp. - Class A	16,107,559
Pharmaceuticals — 10.0%
315,055	Endo International PLC*	28,260,434
146,454	Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	29,088,693
532,096	Zoetis, Inc.	24,630,724
		81,979,851
Professional Services — 2.8%
507,940	Nielsen NV	22,638,886
Real Estate Investment Trusts (REITs) — 2.9%
286,002	Crown Castle International Corp.	23,606,605
Road & Rail — 3.0%
135,286	Canadian Pacific Railway, Ltd. (U.S. Shares)	24,716,752
Semiconductor & Semiconductor Equipment — 1.7%
276,936	ARM Holdings PLC (ADR)	13,652,945
Software — 6.2%
219,639	Adobe Systems, Inc.*	16,240,108
79,151	NetSuite, Inc.*	7,342,047
401,330	Salesforce.com, Inc.*	26,812,857
		50,395,012
Specialty Retail — 7.4%
561,420	Lowe's Cos., Inc.	41,764,034
264,334	TJX Cos., Inc.	18,516,596
		60,280,630
Technology Hardware, Storage & Peripherals — 2.9%
188,724	Apple, Inc.	23,482,927
Wireless Telecommunication Services — 1.0%
272,324	T-Mobile U.S., Inc.*	8,629,948
Total Common Stocks (cost $614,957,055)		799,060,324
Investment Companies — 2.4%
Money Markets — 2.4%
19,713,847	Janus Cash Liquidity Fund LLC, 0.1097%∞, £ (cost $19,713,847)	19,713,847
Total Investments (total cost $634,670,902) – 100%		$ 818,774,171

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 719,290,546	87.8%
Canada	53,805,445	6.6
China	32,025,235	3.9
United Kingdom	13,652,945	1.7
Total	$ 818,774,171	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of March 31, 2015.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Forty Portfolio
Janus Cash Liquidity Fund LLC	18,546,315	85,127,532	(83,960,000)	19,713,847	$ -	$ 5,931	$ 19,713,847

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$ 75,380,905	$ 14,993,748	$ —
All Other	708,685,671	—	—

Investment Companies	—	19,713,847	—

Total Assets	$ 784,066,576	$ 34,707,595	$ —

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Investment Companies£ — 100.0%
Alternative Funds — 10.9%
93,261	Janus Diversified Alternatives Fund* - Class N Shares	$ 955,922
29,664	Janus Global Real Estate Fund - Class I Shares	344,696
		1,300,618
Equity Funds — 58.3%
107,826	INTECH International Managed Volatility Fund* - Class I Shares(1)	857,218
47,818	INTECH U.S. Managed Volatility Fund* - Class N Shares(2)	504,961
21,568	INTECH U.S. Managed Volatility II Fund* - Class I Shares(3)	489,799
3,557	Janus Asia Equity Fund* - Class I Shares	35,819
9,155	Janus Aspen Global Research Portfolio* - Institutional Shares	400,350
6,507	Janus Contrarian Fund* - Class I Shares	145,303
32,064	Janus Emerging Markets Fund* - Class I Shares	269,979
5,917	Janus Forty Fund* - Class N Shares	194,949
5,172	Janus Fund* - Class N Shares	203,521
20,287	Janus Global Select Fund* - Class I Shares	283,813
111,408	Janus International Equity Fund* - Class N Shares	1,422,684
11,916	Janus Overseas Fund* - Class N Shares	369,759
12,192	Janus Triton Fund* - Class N Shares	308,954
2,723	Janus Twenty Fund* - Class D Shares	159,724
65,524	Perkins Large Cap Value Fund* - Class N Shares	1,064,765
11,698	Perkins Small Cap Value Fund* - Class N Shares	261,090
		6,972,688
Fixed Income Funds — 30.8%
318,590	Janus Global Bond Fund - Class N Shares	3,182,719
165,833	Janus Short-Term Bond Fund - Class N Shares	505,790
		3,688,509
Total Investments (total cost $11,803,908) – 100%		$ 11,961,815
(1) Formerly named INTECH International Fund.
(2) Formerly named INTECH U.S. Value Fund.
(3) Formerly named INTECH U.S. Growth Fund.

Notes to Schedule of Investments (unaudited)

* Non-income producing security.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Global Allocation Portfolio- Moderate
INTECH International Managed Volatility Fund - Class I Shares	105,995	8,786	(6,955)	107,826	$ (9,010)	$ -	$ 857,218
INTECH U.S. Managed Volatility Fund - Class N Shares	47,078	3,558	(2,818)	47,818	(8,088)	-	504,961
INTECH U.S. Managed Volatility Fund II - Class I Shares	21,247	1,548	(1,227)	21,568	1,354	-	489,799
Janus Asia Equity Fund - Class I Shares	3,452	498	(393)	3,557	(12)	-	35,819
Janus Aspen Global Research Portfolio - Institutional Shares	9,015	689	(549)	9,155	698	-	400,350
Janus Contrarian Fund - Class I Shares	6,413	447	(353)	6,507	(394)	-	145,303
Janus Diversified Alternatives Fund - Class N Shares	91,318	8,750	(6,807)	93,261	621	-	955,922
Janus Emerging Markets Fund - Class I Shares	31,440	2,946	(2,322)	32,064	(1,240)	-	269,979
Janus Forty Fund - Class N Shares	5,796	611	(490)	5,917	(5,352)	-	194,949
Janus Fund - Class N Shares	5,121	255	(204)	5,172	(1,079)	-	203,521
Janus Global Bond Fund - Class N Shares	311,168	29,008	(21,586)	318,590	(10,234)	15,375	3,182,719
Janus Global Real Estate Fund - Class I Shares	29,032	2,645	(2,013)	29,664	372	919	344,696
Janus Global Select Fund - Class I Shares	19,993	1,433	(1,139)	20,287	524	-	283,813
Janus International Equity Fund - Class N Shares	109,503	9,434	(7,529)	111,408	(9,135)	-	1,422,684
Janus Overseas Fund - Class N Shares	11,680	1,099	(863)	11,916	(4,024)	-	369,759
Janus Short-Term Bond Fund - Class N Shares	161,680	16,823	(12,670)	165,833	(349)	2,274	505,790
Janus Triton Fund - Class N Shares	12,031	805	(644)	12,192	(237)	-	308,954
Janus Twenty Fund - Class D Shares	2,689	168	(134)	2,723	(979)	-	159,724
Perkins Large Cap Value Fund - Class N Shares	64,455	5,003	(3,934)	65,524	(5,472)	-	1,064,765
Perkins Small Cap Value Fund - Class N Shares	11,510	905	(717)	11,698	(3,250)	-	261,090
					$ (55,286)	$ 18,568	$ 11,961,815

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$ 1,300,618	$ —	$ —
Equity Funds	6,972,688	—	—
Fixed Income Funds	3,688,509	—	—
Total Assets	$ 11,961,815	$ —	$ —

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 98.3%
Aerospace & Defense — 1.1%
25,885	Precision Castparts Corp.	$ 5,435,850
33,582	United Technologies Corp.	3,935,810
		9,371,660
Air Freight & Logistics — 0.9%
52,850	Panalpina Welttransport Holding AG	7,712,131
Airlines — 1.0%
123,845	United Continental Holdings, Inc.*	8,328,576
Auto Components — 1.3%
390,400	NGK Spark Plug Co., Ltd.	10,504,173
Beverages — 3.0%
96,173	PepsiCo, Inc.	9,196,062
53,600	Pernod Ricard SA	6,324,111
168,536	SABMiller PLC	8,818,058
		24,338,231
Biotechnology — 5.5%
43,977	Actelion, Ltd.*	5,093,524
54,779	Amgen, Inc.	8,756,423
28,171	Biogen, Inc.*	11,894,923
62,033	Celgene Corp.*	7,151,164
364,871	Ironwood Pharmaceuticals, Inc.*	5,837,936
12,941	Regeneron Pharmaceuticals, Inc.*	5,842,603
		44,576,573
Capital Markets — 4.0%
282,025	Blackstone Group LP	10,967,952
145,859	Deutsche Bank AG	5,074,001
226,357	E*TRADE Financial Corp.*	6,463,624
521,259	UBS Group AG*	9,785,818
		32,291,395
Chemicals — 1.9%
47,746	Air Products & Chemicals, Inc.	7,223,015
919,212	Alent PLC	5,079,716
40,141	LyondellBasell Industries NV - Class A	3,524,380
		15,827,111
Commercial Banks — 5.7%
129,560	Citigroup, Inc.	6,674,931
843,698	HSBC Holdings PLC	7,179,030
532,053	ING Groep NV*	7,802,696
113,156	JPMorgan Chase & Co.	6,854,991
3,686,474	Lloyds Banking Group PLC*	4,278,220
1,774,900	Seven Bank, Ltd.	8,766,590
118,376	U.S. Bancorp	5,169,480
		46,725,938
Communications Equipment — 0.8%
106,844	CommScope Holding Co., Inc.*	3,049,328
47,054	Motorola Solutions, Inc.	3,137,090
		6,186,418
Consumer Finance — 0.6%
62,244	American Express Co.	4,862,501
Containers & Packaging — 0.9%
134,843	Crown Holdings, Inc.*	7,284,219
Diversified Financial Services — 0.7%
25,259	Intercontinental Exchange, Inc.	5,892,167
Electric Utilities — 0.7%
122,571	Brookfield Infrastructure Partners LP	5,581,883
Electrical Equipment — 1.8%
84,666	Schneider Electric SE	6,584,686
135,973	Sensata Technologies Holding NV*	7,811,649
		14,396,335
Electronic Equipment, Instruments & Components — 1.7%
16,400	Keyence Corp.	8,958,952
63,027	TE Connectivity, Ltd. (U.S. Shares)	4,513,994
		13,472,946
Energy Equipment & Services — 0.7%
94,936	Baker Hughes, Inc.	6,036,031
Food & Staples Retailing — 1.9%
155,744	Kroger Co.	11,939,335
70,292	Whole Foods Market, Inc.	3,660,807
		15,600,142
Food Products — 1.1%
88,520	Hershey Co.	8,932,553
Health Care Equipment & Supplies — 0.9%
428,163	Boston Scientific Corp.*	7,599,893
Health Care Providers & Services — 1.0%
140,544	Catamaran Corp. (U.S. Shares)*	8,367,990
Hotels, Restaurants & Leisure — 1.2%
1,188,963	Bwin.Party Digital Entertainment PLC	1,413,345
85,089	Starbucks Corp.	8,057,928
		9,471,273
Household Durables — 0.4%
111,700	Sony Corp.*	2,986,636
Household Products — 1.0%
119,039	Colgate-Palmolive Co.	8,254,164
Information Technology Services — 2.6%
77,158	Amdocs, Ltd. (U.S. Shares)	4,197,395
119,979	MasterCard, Inc. - Class A	10,364,986
95,924	Visa, Inc. - Class A	6,274,389
		20,836,770
Insurance — 4.6%
2,980,000	AIA Group, Ltd.	18,677,766
90,359	Aon PLC	8,685,307
403,992	Prudential PLC	10,001,547
		37,364,620
Internet & Catalog Retail — 0.9%
9,188	Amazon.com, Inc.*	3,418,855
3,183	Priceline Group, Inc.*	3,705,489
		7,124,344
Internet Software & Services — 2.6%
42,997	Alibaba Group Holding, Ltd. (ADR)*	3,579,070
79,772	Facebook, Inc. - Class A*	6,558,455
19,624	Google, Inc. - Class C*	10,753,952
		20,891,477
Leisure Products — 0.4%
130,715	Mattel, Inc.	2,986,838
Machinery — 1.2%
77,407	Colfax Corp.*	3,694,636
44,085	Dover Corp.	3,047,155
107,838	Rexnord Corp.*	2,878,197
		9,619,988
Media — 3.8%
40,424	CBS Corp. - Class B	2,450,907
106,758	Comcast Corp. - Class A	6,028,624
140,497	Liberty Global PLC - Class C*	6,998,155
17,170	Time Warner Cable, Inc.	2,573,440
172,689	Twenty-First Century Fox, Inc. - Class A	5,843,796
63,863	Walt Disney Co.	6,698,590
		30,593,512
Metals & Mining — 0.5%
169,935	ThyssenKrupp AG	4,461,591
Oil, Gas & Consumable Fuels — 9.5%
117,552	Anadarko Petroleum Corp.	9,734,481
258,948	Enterprise Products Partners LP	8,527,158
133,505	Exxon Mobil Corp.	11,347,925
398,000	Inpex Corp.	4,391,665
93,784	Koninklijke Vopak NV	5,181,997
158,154	MarkWest Energy Partners LP	10,453,980
246,675	MEG Energy Corp.*	3,985,289
115,813	Phillips 66	9,102,902
164,299	Royal Dutch Shell PLC (ADR)	9,800,435
74,771	Valero Energy Corp.	4,756,931
		77,282,763
Pharmaceuticals — 6.5%
92,657	Eli Lilly & Co.	6,731,531
122,405	Endo International PLC*	10,979,729
64,895	Mallinckrodt PLC*	8,218,952
334,804	Meda AB - Class A	5,295,180
17,829	Roche Holding AG	4,917,735
112,711	Teva Pharmaceutical Industries, Ltd. (ADR)	7,021,895
47,741	Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	9,482,317
		52,647,339
Professional Services — 1.0%
25,758	IHS, Inc. - Class A*	2,930,230
72,227	Verisk Analytics, Inc. - Class A*	5,157,008
		8,087,238
Real Estate Investment Trusts (REITs) — 1.5%
51,214	American Tower Corp.	4,821,798
243,320	Lexington Realty Trust	2,391,836
27,821	Simon Property Group, Inc.	5,442,900
		12,656,534
Real Estate Management & Development — 2.3%
144,904	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	7,768,304
41,903	Jones Lang LaSalle, Inc.	7,140,271
179,000	Mitsubishi Estate Co., Ltd.	4,155,252
		19,063,827
Road & Rail — 3.0%
73,817	Canadian National Railway Co.	4,944,060
89,650	Canadian Pacific Railway, Ltd.	16,416,484
32,586	Kansas City Southern	3,326,379
		24,686,923
Semiconductor & Semiconductor Equipment — 2.9%
541,088	ARM Holdings PLC	8,857,780
356,403	Atmel Corp.	2,933,197
22,968	Avago Technologies, Ltd.	2,916,477
88,309	Freescale Semiconductor, Ltd.*	3,599,475
1,133,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,257,190
		23,564,119
Software — 1.8%
21,327	NetSuite, Inc.*	1,978,293
30,500	Nintendo Co., Ltd.	4,489,153
118,615	Oracle Corp.	5,118,237
65,281	Solera Holdings, Inc.	3,372,416
		14,958,099
Specialty Retail — 3.1%
2,512,780	Chow Tai Fook Jewellery Group, Ltd.	2,705,209
2,125,131	L'Occitane International SA	6,061,089
115,388	Lowe's Cos., Inc.	8,583,714
49,222	Tiffany & Co.	4,332,028
45,827	Williams-Sonoma, Inc.	3,652,870
		25,334,910
Technology Hardware, Storage & Peripherals — 3.2%
125,908	Apple, Inc.	15,666,732
112,167	EMC Corp.	2,866,989
5,627	Samsung Electronics Co., Ltd.	7,295,938
		25,829,659
Textiles, Apparel & Luxury Goods — 3.0%
50,795	Cie Financiere Richemont SA	4,090,527
171,012	Gildan Activewear, Inc.	5,048,274
52,460	NIKE, Inc. - Class B	5,263,312
584,380	Prada SpA	3,539,257
1,942,183	Samsonite International SA	6,732,452
		24,673,822
Trading Companies & Distributors — 2.5%
225,279	Brenntag AG	13,503,671
52,529	MSC Industrial Direct Co., Inc. - Class A	3,792,594
160,369	NOW, Inc.*,#	3,470,385
		20,766,650
Wireless Telecommunication Services — 1.6%
172,546	T-Mobile U.S., Inc.*	5,467,983
3,901,700	Tower Bersama Infrastructure Tbk PT	2,828,005
1,427,333	Vodafone Group PLC	4,663,942
		12,959,930
Total Common Stocks (cost $663,906,382)		800,991,892
Preferred Stocks — 1.2%
Automobiles — 1.2%
34,422	Volkswagen AG (cost $8,960,432)	9,158,805
Investment Companies — 0.5%
Investments Purchased with Cash Collateral from Securities Lending — 0.3%
2,702,250	Janus Cash Collateral Fund LLC, 0.1041%∞,£	2,702,250
Money Markets — 0.2%
1,989,075	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	1,989,075
Total Investment Companies (cost $4,691,325)		4,691,325
Total Investments (total cost $677,558,139) – 100%		$ 814,842,022

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 495,800,466	60.8%
United Kingdom	60,092,073	7.4
Canada	56,012,718	6.9
Japan	44,252,421	5.4
Germany	32,198,068	4.0
Switzerland	31,599,735	3.9
Hong Kong	28,115,427	3.5
France	18,969,886	2.3
Netherlands	12,984,693	1.6
South Korea	7,295,938	0.9
Israel	7,021,895	0.9
Sweden	5,295,180	0.7
Taiwan	5,257,190	0.6
China	3,579,070	0.4
Italy	3,539,257	0.4
Indonesia	2,828,005	0.3
Total	$ 814,842,022	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of March 31, 2015.

#	Loaned security; a portion or all of the security is on loan at March 31, 2015.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Global Research Portfolio
Janus Cash Collateral Fund LLC	-	4,482,600	(1,780,350)	2,702,250	$ -	$ -	$ 2,702,250
Janus Cash Liquidity Fund LLC	-	36,179,264	(34,190,189)	1,989,075	-	626	1,989,075
					$ -	$ 626	$ 4,691,325

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$ —	$ 7,712,131	$ —
Auto Components	—	10,504,173	—
Beverages	9,196,062	15,142,169	—
Biotechnology	39,483,049	5,093,524	—
Capital Markets	17,431,576	14,859,819	—
Chemicals	10,747,395	5,079,716	—
Commercial Banks	18,699,402	28,026,536	—
Electrical Equipment	7,811,649	6,584,686	—
Electronic Equipment, Instruments & Components	4,513,994	8,958,952	—
Hotels, Restaurants & Leisure	8,057,928	1,413,345	—
Household Durables	—	2,986,636	—
Insurance	8,685,307	28,679,313	—
Metals & Mining	—	4,461,591	—
Oil, Gas & Consumable Fuels	67,709,101	9,573,662	—
Pharmaceuticals	42,434,424	10,212,915	—
Real Estate Management & Development	14,908,575	4,155,252	—
Semiconductor & Semiconductor Equipment	9,449,149	14,114,970	—
Software	10,468,946	4,489,153	—
Specialty Retail	16,568,612	8,766,298	—
Technology Hardware, Storage & Peripherals	18,533,721	7,295,938	—
Textiles, Apparel & Luxury Goods	10,311,586	14,362,236	—
Trading Companies & Distributors	7,262,979	13,503,671	—
Wireless Telecommunication Services	5,467,983	7,491,947	—
All Other	239,781,821	—	—

Preferred Stocks	—	9,158,805	—

Investment Companies	—	4,691,325	—

Total Assets	$ 567,523,259	$ 247,318,763	$ —

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 95.4%
Automobiles — 0.2%
1,574	Tesla Motors, Inc.*,#	$ 297,124
Communications Equipment — 4.2%
39,770	CommScope Holding Co., Inc.*	1,135,036
89,381	QUALCOMM, Inc.	6,197,678
		7,332,714
Consumer Finance — 1.8%
40,733	American Express Co.	3,182,062
Electrical Equipment — 0.9%
25,740	Sensata Technologies Holding NV*	1,478,763
3,262	SolarCity Corp.*,#	167,275
		1,646,038
Electronic Equipment, Instruments & Components — 8.7%
71,666	Amphenol Corp. - Class A	4,223,277
39,624	Belden, Inc.	3,707,222
122,029	National Instruments Corp.	3,909,809
48,809	TE Connectivity, Ltd. (U.S. Shares)	3,495,701
		15,336,009
Health Care Technology — 0.3%
4,181	athenahealth, Inc.*,#	499,170
Household Durables — 0.7%
45,700	Sony Corp.*	1,221,927
Information Technology Services — 2.3%
24,684	Amdocs, Ltd. (U.S. Shares)	1,342,810
14,890	Cognizant Technology Solutions Corp. - Class A*	928,987
20,050	Gartner, Inc.*	1,681,192
		3,952,989
Internet & Catalog Retail — 3.0%
2,572	Amazon.com, Inc.*	957,041
21,496	Ctrip.com International, Ltd. (ADR)*	1,260,096
19,385	MakeMyTrip, Ltd.*	425,695
2,561	Netflix, Inc.*	1,067,143
1,109	Priceline Group, Inc.*	1,291,042
7,657	Qunar Cayman Islands, Ltd. (ADR)*,#	315,851
		5,316,868
Internet Software & Services — 19.4%
13,922	Alibaba Group Holding, Ltd. (ADR)*,#	1,158,867
21,646	Box, Inc. - Class A*	427,509
91,473	Care.com, Inc.*,#	693,365
53,536	ChannelAdvisor Corp.*	518,764
22,966	Coupons.com, Inc.*,#	269,621
14,162	Demandware, Inc.*,#	862,466
65,520	Endurance International Group Holdings, Inc.*,#	1,248,811
5,292	Equinix, Inc.	1,232,242
45,380	Facebook, Inc. - Class A*	3,730,917
25,943	Google, Inc. - Class C*	14,216,764
30,873	HomeAway, Inc.*	931,438
2,908	LinkedIn Corp. - Class A*	726,593
8,632	MercadoLibre, Inc.#	1,057,593
51,674	Okta, Inc.*,§	612,947
17,281	Shutterstock, Inc.*,#	1,186,686
87,300	Tencent Holdings, Ltd.	1,650,428
17,468	Twitter, Inc.*	874,797
23,651	Yandex NV - Class A*	358,667
44,776	Youku Tudou, Inc. (ADR)*,#	559,700
17,831	Zillow Group, Inc. - Class A*,#	1,788,449
		34,106,624
Media — 3.4%
35,727	Comcast Corp. - Class A	2,017,504
14,415	Time Warner Cable, Inc.	2,160,520
17,419	Walt Disney Co.	1,827,079
		6,005,103
Professional Services — 0.9%
10,208	Corporate Executive Board Co.	815,211
6,646	IHS, Inc. - Class A*	756,049
		1,571,260
Real Estate Investment Trusts (REITs) — 2.8%
52,152	American Tower Corp.	4,910,111
Semiconductor & Semiconductor Equipment — 12.4%
459,311	ARM Holdings PLC	7,519,065
190,423	Atmel Corp.	1,567,181
12,307	Avago Technologies, Ltd.	1,562,743
37,289	Freescale Semiconductor, Ltd.*	1,519,900
33,320	Intersil Corp. - Class A	477,142
8,203	KLA-Tencor Corp.	478,153
20,502	Microchip Technology, Inc.#	1,002,548
16,147	NVIDIA Corp.	337,876
142,617	ON Semiconductor Corp.*	1,727,092
10,806	Silicon Laboratories, Inc.*	548,620
23,891	SK Hynix, Inc.	977,015
857,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,976,533
		21,693,868
Software — 19.5%
20,578	ANSYS, Inc.*	1,814,774
25,738	Apptio, Inc.*,§	584,114
30,989	AVEVA Group PLC	677,923
25,016	Blackbaud, Inc.	1,185,258
175,623	Cadence Design Systems, Inc.*	3,238,488
23,256	Informatica Corp.*	1,019,892
115,726	Microsoft Corp.	4,704,841
14,125	NetSuite, Inc.*,#	1,310,235
22,361	NICE Systems, Ltd. (ADR)	1,362,456
10,832	Nintendo Co., Ltd.	1,594,312
187,821	Oracle Corp.†	8,104,476
34,566	PROS Holdings, Inc.*	854,126
39,729	RealPage, Inc.*	800,142
17,108	ServiceNow, Inc.*	1,347,768
15,979	Solera Holdings, Inc.	825,475
24,089	SS&C Technologies Holdings, Inc.	1,500,745
4,230	Tyler Technologies, Inc.*	509,842
7,724	Ultimate Software Group, Inc.*	1,312,732
10,137	Workday, Inc. - Class A*	855,664
29,686	Zendesk, Inc.*	673,575
		34,276,838
Technology Hardware, Storage & Peripherals — 14.5%
107,687	Apple, Inc.†	13,399,493
209,858	EMC Corp.	5,363,970
3,785	Samsung Electronics Co., Ltd.	4,907,611
7,862	Seagate Technology PLC	409,060
7,828	Stratasys, Ltd.*,#	413,162
9,896	Western Digital Corp.	900,635
		25,393,931
Wireless Telecommunication Services — 0.4%
40,949	RingCentral, Inc. - Class A*	627,748
Total Common Stocks (cost $132,332,395)		167,370,384
Investment Companies — 5.2%

Investments Purchased with Cash Collateral from Securities Lending — 5.2%
9,195,027	Janus Cash Collateral Fund LLC, 0.1041%∞,£ (cost $9,195,027)	9,195,027
Total Investments (total cost $141,527,422) – 100.6%		176,565,411
Securities Sold Short — (0.6)%

Common Stocks Sold Short — (0.6)%
Commercial Services & Supplies — (0.1)%
4,830	ADT Corp.	(200,542)
Communications Equipment — (0.1)%
2,330	Arista Networks, Inc.*	(164,335)
Household Durables — (0.2)%
15,600	Nikon Corp.	(246,146)
Semiconductor & Semiconductor Equipment — (0.1)%
2,805	Synaptics, Inc.*	(228,060)
Software — (0.1)%
16,174	MobileIron, Inc.*	(149,771)
Total Securities Sold Short (proceeds $868,215)		(988,854)
Total Investments and Securities Sold Short (total cost $ 140,659,207) – 100%		$ 175,576,557

Summary of Investments by Country – (Long Positions)
March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 148,599,265	84.2%
United Kingdom	8,196,988	4.6
South Korea	5,884,626	3.3
China	4,944,942	2.8
Taiwan	3,976,533	2.3
Japan	2,816,239	1.6
Israel	1,362,456	0.8
India	425,695	0.2
Russia	358,667	0.2
Total	$ 176,565,411	100.0%

Summary of Investments by Country – (Short Positions)
March 31, 2015 (unaudited)

Country	Value	% of Securities Sold Short
United States	$ (742,708)	75.1%
Japan	(246,146)	24.9
Total	$ (988,854)	100.0%

Schedule of Forward Currency Contracts, Open
March 31, 2015

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 4/16/15	335,000	$ 496,819	$ 3,919
Japanese Yen 4/16/15	93,117,000	776,682	(7,778)
		1,273,501	(3,859)
Credit Suisse International:
British Pound 4/9/15	555,000	823,131	31,152
Japanese Yen 4/9/15	29,700,000	247,695	1,107
		1,070,826	32,259
HSBC Securities (USA), Inc.:
British Pound 4/9/15	159,000	235,816	6,629
Japanese Yen 4/9/15	39,300,000	327,758	(1,110)
		563,574	5,519
JPMorgan Chase & Co.:
British Pound 4/16/15	100,000	148,304	(145)
Japanese Yen 4/16/15	1,900,000	15,848	100
		164,152	(45)
RBC Capital Markets Corp.:
British Pound 4/16/15	231,000	342,583	(564)
Japanese Yen 4/16/15	70,100,000	584,699	(5,120)
		927,282	(5,684)
Total		$ 3,999,335	$ 28,190

Schedule of OTC Written Options – Puts
March 31, 2015

Counterparty/Reference Asset	Value
Credit Suisse International:
Priceline Group, Inc. expires April 2015 1 contract exercise price $1,040.00	$ (74)
Tesla Motors, Inc. expires June 2015 17 contracts exercise price $185.00	(25,026)
Total OTC Written Options - Puts (premiums received $30,335)	$ (25,100)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 3,759,244

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion or all of the security is on loan at March 31, 2015.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio
Apptio, Inc.	5/2/13	$ 584,114	$ 584,114	0.3%
Okta, Inc.	5/23/14	612,947	612,947	0.3
		$ 1,197,061	$ 1,197,061	0.6%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Global Technology Portfolio
Janus Cash Collateral Fund LLC	10,543,200	15,681,774	(17,029,947)	9,195,027	$ -	$ 15,700(1)	$ 9,195,027
Janus Cash Liquidity Fund LLC	7,675,623	11,493,115	(19,168,738)	-	-	781	-
					$ -	$ 16,481	$ 9,195,027

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Household Durables	$ —	$ 1,221,927	$ —
Internet Software & Services	31,843,249	1,650,428	612,947
Semiconductor & Semiconductor Equipment	9,221,255	12,472,613	—
Software	31,420,489	2,272,235	584,114
Technology Hardware, Storage & Peripherals	20,486,320	4,907,611
All Other	50,677,196	—	—

Investment Companies	—	9,195,027	—

Total Investments in Securities	$ 143,648,509	$ 31,719,841	$ 1,197,061

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 42,907	$ —

Total Assets	$ 143,648,509	$ 31,762,748	$ 1,197,061

Liabilities
Investments in Securities Sold Short:
Common Stocks
Household Durables	$ —	$ 246,146	$ —
All Other	742,708	—	—
Total Investments in Securities Sold Short	$ 742,708	$ 246,146	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 14,717	$ —
OTC Written Options, at Value	—	25,100	—

Total Liabilities	$ 742,708	$ 285,963	$ —

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 11.3%
$ 168,081	Credit Suisse First Boston Mortgage Securities Corp. 5.5000%, 12/25/34	$ 166,390
306,315	Morgan Stanley Mortgage Loan Trust 2006-2 5.7500%, 2/25/36	289,657
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $452,291)		456,047
Common Stocks — 8.5%
Auto Components — 3.8%
1,444	TRW Automotive Holdings Corp.*,†	151,403
Chemicals — 4.1%
1,204	Sigma-Aldrich Corp.†	166,453
Tobacco — 0.6%
402	Lorillard, Inc.†	26,271
Total Common Stocks (cost $342,265)		344,127
Corporate Bonds — 63.6%
Banking — 16.0%
$ 59,000	Ally Financial, Inc. 4.6250%, 6/26/15†	59,295
203,000	Ally Financial, Inc. 3.1250%, 1/15/16†	203,761
120,000	Ally Financial, Inc. 3.2500%, 2/13/18†	118,800
244,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15†	245,780
100,000	Toll Road Investors Partnership II LP 0%, 2/15/43†,§	16,084
		643,720
Basic Industry — 0.3%
12,000	Ashland, Inc. 3.0000%, 3/15/16	12,120
Communications — 5.4%
100,000	DISH DBS Corp. 7.7500%, 5/31/15†	100,750
112,000	DISH DBS Corp. 7.1250%, 2/1/16†	116,340
		217,090
Consumer Cyclical — 15.0%
100,000	Ford Motor Credit Co. LLC 7.0000%, 4/15/15	100,184
100,000	Ford Motor Credit Co. LLC 12.0000%, 5/15/15†	101,229
200,000	Ford Motor Credit Co. LLC 1.4610%, 3/27/17	200,049
12,000	Lennar Corp. 4.5000%, 11/15/19†	12,330
32,000	MGM Resorts International 6.6250%, 7/15/15†	32,320
150,000	MGM Resorts International 7.5000%, 6/1/16†	157,605
		603,717
Consumer Non-Cyclical — 0.1%
3,000	Fresenius US Finance II, Inc. 9.0000%, 7/15/15 (144A),†	3,060
Electric — 0.1%
5,000	PPL Energy Supply LLC 5.7000%, 10/15/15†	5,061
Energy — 0.6%
12,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	11,985
11,000	Marathon Oil Corp. 0.9000%, 11/1/15†	11,002
		22,987
Finance Companies — 7.8%
100,000	International Lease Finance Corp. 8.6250%, 9/15/15†	102,875
214,000	Navient Corp. 5.0000%, 4/15/15†	214,000
		316,875
Owned No Guarantee — 4.9%
200,000	Petrobras Global Finance BV 3.8750%, 1/27/16†	196,176
Real Estate Investment Trusts (REITs) — 8.1%
210,000	Highwoods Realty LP 5.8500%, 3/15/17	226,603
100,000	Regency Centers LP 5.2500%, 8/1/15†	101,426
		328,029
Technology — 2.8%
13,000	Avnet, Inc. 6.0000%, 9/1/15†	13,258
100,000	Hewlett-Packard Co. 2.1250%, 9/13/15†	100,634
		113,892
Transportation — 2.5%
100,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.1250%, 5/11/15 (144A),†	100,211
Total Corporate Bonds (cost $2,570,101)		2,562,938
Investment Companies — 16.6%
Closed-End Funds — 1.2%
2,119	BlackRock Build America Bond Trust	48,038
Money Markets — 15.4%
620,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	620,000
Total Investment Companies (cost $669,257)		668,038
Total Investments (total cost $4,033,914) – 100%		$ 4,031,150

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 3,586,134	88.9%
United Kingdom	245,780	6.1
Brazil	196,176	4.9
Germany	3,060	0.1
Total	$ 4,031,150	100.0%

Schedule of Futures – Long

March 31, 2015

Description	Unrealized Appreciation/ (Depreciation)
Euro-Bund expires June 2015 7 contracts principal amount $1,049,175 value $1,057,958	$ (8,783)

Schedule of Exchange-Traded Written Options – Calls

March 31, 2015

Description	Value
10-Year U.S. Treasury Note Future expires May 2015 10 contracts exercise price $130.00	$ (6,719)
Euro-Bund Future expires May 2015 30 contracts exercise price EUR 160.00	(12,579)
Euro-Bund Future expires May 2015 7 contracts exercise price EUR 161.00	(1,279)
Total Exchange-Traded Written Options - Calls (premiums received $5,830)	$ (20,577)

Schedule of Exchange-Traded Written Options – Puts

March 31, 2015

Description	Value
10-Year U.S. Treasury Note Future expires May 2015 10 contracts exercise price $125.00	$ (1,093)
Euro-Bund Future expires May 2015 3 contracts exercise price EUR 154.00	(226)
Euro-Bund Future expires May 2015 4 contracts exercise price EUR 156.00	(946)
Euro-Bund Future expires May 2015 4 contracts exercise price EUR 157.00	(1,634)
Euro-Bund Future expires May 2015 1 contracts exercise price EUR 158.00	(692)
U.S. Treasury Long Bond Future expires April 2015 1 contracts exercise price $156.00	(125)
U.S. Treasury Long Bond Future expires May 2015 4 contracts exercise price $156.00	(2,125)
Total Exchange-Traded Written Options - Puts (premiums received $15,455)	$ (6,841)

Schedule of OTC Written Options – Calls

March 31, 2015

Counterparty/Reference Asset	Value
Credit Suisse International: EUR Currency expires May 2015 120,983 contracts exercise price $1.10	$ (949)
JPMorgan Chase & Co.:
AUD Currency expires April 2015 481,927 contracts exercise price $0.82	(33)
EUR Currency expires April 2015 120,293 contracts exercise price $1.17	(15)
EUR Currency expires April 2015 601,626 contracts exercise price $1.19	(8)
EUR Currency expires May 2015 119,838 contracts exercise price $1.10	(941)
EUR Currency expires May 2015 480,491 contracts exercise price $1.15	(351)
EUR Currency expires May 2015 119,762 contracts exercise price $1.18	(14)
EUR Currency expires May 2015 239,038 contracts exercise price $1.18	(39)
EUR Currency expires May 2015 239,038 contracts exercise price $1.19	(23)
JPY Currency expires April 2015 119,762 contracts exercise price $126.00	(81)
Total OTC Written Options - Calls (premiums received $10,137)	$ (2,454)

Schedule of OTC Written Options – Puts

March 31, 2015

Counterparty/Reference Asset	Value
Citigroup Global Markets:
U.S. Treasury Notes/Bonds expires May 2015 594,000 contracts exercise price $102.00	$ (1,741)
U.S. Treasury Notes/Bonds expires May 2015 295,000 contracts exercise price $103.00	(1,260)
U.S. Treasury Notes/Bonds expires May 2015 479,000 contracts exercise price $104.00	(2,904)
U.S. Treasury Notes/Bonds expires May 2015 299,000 contracts exercise price $106.00	(3,374)
Credit Suisse International: EUR Currency expires May 2015 120,983 contracts exercise price $1.00	(245)
JPMorgan Chase & Co.:
AUD Currency expires April 2015 481,927 contracts exercise price $0.74	(1,675)
BRL Currency expires April 2015 1,682,176 contracts exercise price $2.60	(7)
BRL Currency expires April 2015 1,206,380 contracts exercise price $2.70	(27)
EUR Currency expires May 2015 240,184 contracts exercise price $1.00	(487)
JPY Currency expires April 2015 239,524 contracts exercise price $110.00	(15)
JPY Currency expires April 2015 601,626 contracts exercise price $113.00	(83)
JPY Currency expires May 2015 239,038 contracts exercise price $113.00	(163)
JPY Currency expires May 2015 239,038 contracts exercise price $114.00	(260)
MXN Currency expires April 2015 1,201,699 contracts exercise price $14.00	(41)
MXN Currency expires April 2015 599,702 contracts exercise price $14.50	(291)
U.S. Treasury Notes/Bonds expires May 2015 300,000 contracts exercise price $103.00	(1,282)
U.S. Treasury Notes/Bonds expires May 2015 361,000 contracts exercise price $106.00	(4,073)
Total OTC Written Options - Puts (premiums received $39,165)	$ (17,928)

OTC Credit Default Swaps outstanding at March 31, 2015

Counterparty	Reference Asset	Buy/Sell Protection(1)	Fixed Rate	Maturity Date	Notional Amount(2)	Premiums/ Paid (Received)	Unrealized Appreciation/ (Depreciation)	Outstanding Swap Contracts, at Value Asset/(Liability)
Barclays(3)	Federative Republic of Brazil	Sell	1.0000%	3/20/16	$ 500,000	$ (939)	$ 156	$ (783)
BNP Paribas(3)	Federative Republic of Brazil	Sell	1.0000	3/20/16	120,000	14	(202)	(188)
BNP Paribas(4)	People's Republic of China	Sell	1.0000	3/20/20	500,000	1,824	1,322	3,146
BNP Paribas(3)	United Mexican States	Sell	1.0000	3/20/20	60,000	(930)	348	(582)
Citigroup Global Markets(5)	Bank of America Corp.	Sell	1.0000	3/20/16	59,000	511	(39)	472
Citigroup Global Markets(5)	General Electric Capital Corp.	Sell	1.0000	6/20/15	71,000	126	22	148
Citigroup Global Markets(5)	Goldman Sachs Group, Inc.	Sell	1.0000	3/20/16	250,000	1,974	(198)	1,776
Citigroup Global Markets(5)	JPMorgan Chase & Co.	Sell	1.0000	3/20/16	59,000	494	(23)	471
Citigroup Global Markets(5)	Morgan Stanley	Sell	1.0000	6/20/15	59,000	113	9	122
Citigroup Global Markets(4)	People's Republic of China	Sell	1.0000	3/20/20	250,000	1,918	(345)	1,573
Credit Suisse(5)	Citigroup, Inc.	Sell	1.0000	6/20/15	48,000	93	9	102
Credit Suisse(5)	Goldman Sachs Group, Inc.	Sell	1.0000	6/20/15	24,000	42	8	50
Credit Suisse(5)	Morgan Stanley	Sell	1.0000	6/20/15	36,000	69	5	74
Credit Suisse(3)	United Mexican States	Sell	1.0000	3/20/20	500,000	(3,530)	(1,323)	(4,853)
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	250,000	5,119	(52)	5,067
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	60,000	1,222	(6)	1,216
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	59,000	1,237	(41)	1,196
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	59,000	1,266	(70)	1,196
Goldman Sachs(6)	Kingdom of Spain	Sell	1.0000	3/20/17	120,000	1,288	(43)	1,245
Goldman Sachs(5)	MetLife, Inc.	Sell	1.0000	3/20/16	250,000	2,366	(193)	2,173
Goldman Sachs(5)	MetLife, Inc.	Sell	1.0000	3/20/20	60,000	751	99	850
Goldman Sachs(3)	Republic of Indonesia	Sell	1.0000	3/20/20	250,000	(4,339)	(838)	(5,177)
Goldman Sachs(7)	Republic of Italy	Sell	1.0000	3/20/17	120,000	1,238	(333)	905
Goldman Sachs(3)	United Mexican States	Sell	1.0000	3/20/20	60,000	(930)	348	(582)
Morgan Stanley(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	59,000	1,207	(11)	1,196
Total						$ 12,204	$ (1,391)	$ 10,813

(1)	If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.
(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)	Foreign Government Bond – S&P Rating BBB+ to BBB-
(4)	Foreign Government Bond – S&P Rating AA-
(5)	Corporate Bond – S&P Rating AA+ to A-
(6)	Foreign Corporate Bond – S&P Rating BBB
(7)	Foreign Government Bond – S&P Not Rated

Schedule of OTC Written Interest Rate Swaptions

March 31, 2015

Counterparty	Description	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Premium Received	Market Value	Unrealized Appreciation/ Depreciation
Written Call Swaptions:
Citigroup Global Markets	Interest Rate Swap maturing 7/1/45	Pay	6-Month EURIBOR	0.75%	6/29/15	33,000	EUR	$ 873	$ (1,134)	$ (261)
Citigroup Global Markets	Interest Rate Swap maturing 6/30/45	Pay	6-Month EURIBOR	0.75	6/26/15	44,000	EUR	1,084	(1,485)	(401)
Citigroup Global Markets	Interest Rate Swap maturing 6/30/25	Pay	6-Month EURIBOR	0.40	6/26/15	54,000	EUR	112	(135)	(23)
Goldman Sachs	Interest Rate Swap maturing 6/26/45	Pay	6-Month EURIBOR	0.75	6/24/15	22,000	EUR	649	(733)	(84)
Goldman Sachs	Interest Rate Swap maturing 6/24/45	Pay	6-Month GBP LIBOR	1.80	6/24/15	16,000	GBP	705	(557)	148
Morgan Stanley	Interest Rate Swap maturing 6/29/45	Pay	6-Month EURIBOR	0.75	6/25/15	22,000	EUR	608	(738)	(130)
Morgan Stanley	Interest Rate Swap maturing 6/29/45	Pay	6-Month EURIBOR	0.75	6/25/15	328,000	EUR	8,348	(10,998)	(2,650)
Morgan Stanley	Interest Rate Swap maturing 6/26/45	Pay	6-Month EURIBOR	0.75	6/24/15	22,000	EUR	603	(733)	(130)
Morgan Stanley	Interest Rate Swap maturing 6/25/45	Pay	6-Month GBP LIBOR	1.80	6/25/15	16,000	GBP	777	(561)	216
Morgan Stanley	Interest Rate Swap maturing 6/25/45	Pay	6-Month GBP LIBOR	1.80	6/25/15	229,000	GBP	9,689	(8,035)	1,654
Morgan Stanley	Interest Rate Swap maturing 6/24/45	Pay	6-Month GBP LIBOR	1.80	6/24/15	16,000	GBP	701	(557)	144
								$ 24,149	$ (25,666)	$ (1,517)

Written Put Swaptions:
Morgan Stanley	Interest Rate Swap maturing 6/26/45	Receive	6-Month GBP LIBOR	2.20%	6/26/15	32,000	GBP	$ 1,047	$ (1,076)	$ (29)
Total								$ 25,196	$ (26,742)	$ (1,546)

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Global Unconstrained Bond Portfolio	$ 103,271	2.6%

*	Non-income producing security.
†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Unconstrained Bond Portfolio	$ 2,313,153

∞	Rate shown is the 7-day yield as of March 31, 2015.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Global Unconstrained Bond Portfolio
Toll Road Investors Partnership II LP 0%, 2/15/43	1/29/15	$ 17,400	$ 16,084	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Global Unconstrained Bond Portfolio
Janus Cash Liquidity Fund LLC	-	9,883,050	(9,263,050)	620,000	$ -	$ 141	$ 620,000

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 456,047	$ —

Common Stocks	344,127	—	—

Corporate Bonds	—	2,562,938	—

Investment Companies	48,038	620,000	—

Total Investments in Securities	$ 392,165	$ 3,638,985	$ —

Other Financial Instruments(a):
Outstanding Swap Contracts at Value	$ —	$ 22,978	$ —
Variation Margin Receivable	7,917	—	—
Total Assets	$ 400,082	$ 3,661,963	$ —

Liabilities
Other Financial Instruments(a):
Options Written, at Value	$ —	$ 47,800	$ —
Outstanding Swap Contracts at Value	—	12,165	—
Swaptions Written, at Value	—	26,742	—
Total Liabilities	$ —	$ 86,707	$ —
(a)	Other financial instruments include forward currency, futures, written options, swap contracts and swaptions. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options, swap contracts and swaptions are reported at their market value at measurement date.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 96.7%
Aerospace & Defense — 0.7%
10,900	Lockheed Martin Corp.	$ 2,212,264
2,100	Precision Castparts Corp.	441,000
10,400	Raytheon Co.	1,136,200
		3,789,464
Air Freight & Logistics — 0.4%
19,700	CH Robinson Worldwide, Inc.#	1,442,434
10,500	Expeditors International of Washington, Inc.	505,890
		1,948,324
Beverages — 1.6%
27,300	Coca-Cola Co.	1,107,015
80,500	PepsiCo, Inc.	7,697,410
		8,804,425
Biotechnology — 0.2%
800	Celgene Corp.*	92,224
8,500	Gilead Sciences, Inc.*	834,105
900	Regeneron Pharmaceuticals, Inc.*	406,332
		1,332,661
Capital Markets — 0.2%
14,200	Bank of New York Mellon Corp.	571,408
1,400	Goldman Sachs Group, Inc.	263,158
6,700	Northern Trust Corp.	466,655
		1,301,221
Chemicals — 1.9%
4,100	Airgas, Inc.	435,051
1,000	CF Industries Holdings, Inc.	283,680
2,500	LyondellBasell Industries NV - Class A	219,500
4,700	Monsanto Co.	528,938
3,300	Praxair, Inc.	398,442
13,500	Sherwin-Williams Co.	3,840,750
33,200	Sigma-Aldrich Corp.	4,589,900
		10,296,261
Commercial Banks — 0.7%
12,600	Bank of America Corp.	193,914
18,400	BB&T Corp.	717,416
16,600	M&T Bank Corp.	2,108,200
15,500	U.S. Bancorp	676,885
		3,696,415
Commercial Services & Supplies — 1.0%
4,300	Cintas Corp.	351,009
51,600	Republic Services, Inc.	2,092,896
11,000	Stericycle, Inc.*	1,544,730
29,500	Waste Management, Inc.	1,599,785
		5,588,420
Communications Equipment — 0.5%
29,600	Cisco Systems, Inc.	814,740
4,700	F5 Networks, Inc.*	540,218
5,200	Harris Corp.	409,552
8,000	Juniper Networks, Inc.	180,640
11,900	Motorola Solutions, Inc.	793,373
		2,738,523
Consumer Finance — 0.1%
21,700	Navient Corp.	441,161
Containers & Packaging — 0.2%
12,500	Ball Corp.	883,000
Diversified Consumer Services — 0.1%
13,400	H&R Block, Inc.	429,738
Diversified Financial Services — 1.2%
4,800	Berkshire Hathaway, Inc. - Class B*	692,736
25,600	CME Group, Inc.	2,424,576
13,002	Intercontinental Exchange, Inc.	3,032,977
6,000	NASDAQ OMX Group, Inc.	305,640
		6,455,929
Diversified Telecommunication Services — 1.1%
40,700	AT&T, Inc.	1,328,855
19,400	CenturyLink, Inc.	670,270
61,700	Verizon Communications, Inc.	3,000,471
165,600	Windstream Holdings, Inc.#	1,225,440
		6,225,036
Electric Utilities — 8.7%
1,800	American Electric Power Co., Inc.	101,250
68,500	Duke Energy Corp.	5,259,430
6,000	Edison International	374,820
41,400	Entergy Corp.	3,208,086
22,600	Eversource Energy	1,141,752
50,300	Exelon Corp.	1,690,583
2,600	FirstEnergy Corp.	91,156
142,600	Pepco Holdings, Inc.	3,825,958
85,900	PPL Corp.	2,891,394
625,600	Southern Co.	27,701,568
42,900	Xcel Energy, Inc.	1,493,349
		47,779,346
Energy Equipment & Services — 0.7%
8,700	Baker Hughes, Inc.	553,146
8,700	Cameron International Corp.*	392,544
61,900	Diamond Offshore Drilling, Inc.#	1,658,301
8,700	FMC Technologies, Inc.*	321,987
14,600	National Oilwell Varco, Inc.	729,854
20,500	Transocean, Ltd. (U.S. Shares)#	300,735
		3,956,567
Food & Staples Retailing — 3.0%
5,000	Costco Wholesale Corp.	757,475
4,400	CVS Caremark Corp.	454,124
25,600	Kroger Co.	1,962,496
22,900	Sysco Corp.	864,017
129,200	Wal-Mart Stores, Inc.	10,626,700
5,700	Walgreens Boots Alliance, Inc.	482,676
20,200	Whole Foods Market, Inc.	1,052,016
		16,199,504
Food Products — 11.6%
31,300	Campbell Soup Co.#	1,457,015
361,900	ConAgra Foods, Inc.	13,220,207
397,300	General Mills, Inc.	22,487,180
76,000	Hershey Co.	7,669,160
11,100	JM Smucker Co.	1,284,603
205,400	Kellogg Co.	13,546,130
2,500	Keurig Green Mountain, Inc.	279,325
41,300	McCormick & Co., Inc.	3,184,643
800	Mead Johnson Nutrition Co.	80,424
4,700	Tyson Foods, Inc. - Class A	180,010
		63,388,697
Gas Utilities — 0.2%
22,700	AGL Resources, Inc.	1,127,055
Health Care Equipment & Supplies — 2.0%
9,200	Baxter International, Inc.	630,200
26,689	Becton Dickinson and Co.	3,832,274
24,800	CR Bard, Inc.	4,150,280
3,100	DENTSPLY International, Inc.	157,759
6,300	Edwards Lifesciences Corp.*	897,498
2,300	Intuitive Surgical, Inc.*	1,161,569
2,900	Varian Medical Systems, Inc.*	272,861
		11,102,441
Health Care Providers & Services — 8.7%
54,464	Aetna, Inc.	5,802,050
15,400	AmerisourceBergen Corp.	1,750,518
25,500	Anthem, Inc.	3,937,455
2,000	Cardinal Health, Inc.	180,540
30,300	Cigna Corp.	3,922,032
31,100	DaVita HealthCare Partners, Inc.*	2,527,808
25,900	Express Scripts Holding Co.*	2,247,343
8,000	HCA Holdings, Inc.*	601,840
41,900	Humana, Inc.	7,459,038
57,100	Laboratory Corp. of America Holdings*	7,199,739
6,600	McKesson Corp.	1,492,920
1,400	Patterson Cos., Inc.	68,306
33,800	Quest Diagnostics, Inc.	2,597,530
35,000	Tenet Healthcare Corp.*	1,732,850
45,400	UnitedHealth Group, Inc.	5,370,366
4,900	Universal Health Services, Inc. - Class B	576,779
		47,467,114
Hotels, Restaurants & Leisure — 3.2%
4,800	Chipotle Mexican Grill, Inc.*	3,122,592
6,700	Darden Restaurants, Inc.	464,578
122,300	McDonald's Corp.	11,916,912
17,900	Starbucks Corp.	1,695,130
3,900	Wynn Resorts, Ltd.	490,932
		17,690,144
Household Durables — 0%
4,200	Newell Rubbermaid, Inc.	164,094
Household Products — 10.9%
107,500	Clorox Co.	11,866,925
68,900	Colgate-Palmolive Co.	4,777,526
181,800	Kimberly-Clark Corp.	19,472,598
286,500	Procter & Gamble Co.	23,475,810
		59,592,859
Information Technology Services — 0.7%
22,100	Cognizant Technology Solutions Corp. - Class A*	1,378,819
7,700	International Business Machines Corp.	1,235,850
7,100	Teradata Corp.*	313,394
88,900	Xerox Corp.	1,142,365
		4,070,428
Insurance — 0.2%
2,300	Allstate Corp.	163,691
2,500	Travelers Cos., Inc.	270,325
17,700	XL Group PLC	651,360
		1,085,376
Internet & Catalog Retail — 0.7%
9,100	Netflix, Inc.*	3,791,879
Internet Software & Services — 1.1%
22,600	eBay, Inc.*	1,303,568
44,500	Facebook, Inc. - Class A*	3,658,567
18,200	VeriSign, Inc.*,#	1,218,854
		6,180,989
Leisure Products — 0.4%
26,800	Hasbro, Inc.	1,694,832
18,100	Mattel, Inc.	413,585
		2,108,417
Machinery — 0.5%
29,600	Deere & Co.	2,595,624
Media — 0.9%
12,900	Comcast Corp. - Class A	728,463
16,400	DIRECTV*	1,395,640
6,200	Scripps Networks Interactive, Inc. - Class A	425,072
9,500	Time Warner Cable, Inc.	1,423,860
5,100	Time Warner, Inc.	430,644
2,300	Walt Disney Co.	241,247
		4,644,926
Metals & Mining — 1.4%
60,100	Freeport-McMoRan, Inc.	1,138,895
309,900	Newmont Mining Corp.	6,727,929
		7,866,824
Multi-Utilities — 4.0%
10,100	Ameren Corp.	426,220
12,300	CMS Energy Corp.	429,393
268,200	Consolidated Edison, Inc.	16,360,200
5,800	DTE Energy Co.	468,002
8,200	Integrys Energy Group, Inc.	590,564
22,800	PG&E Corp.	1,209,996
11,400	Sempra Energy	1,242,828
19,000	Wisconsin Energy Corp.#	940,500
		21,667,703
Multiline Retail — 2.0%
4,000	Dollar General Corp. *	301,520
9,200	Dollar Tree, Inc.*	746,534
45,800	Family Dollar Stores, Inc.	3,629,192
25,900	Kohl's Corp.	2,026,675
20,300	Macy's, Inc.	1,317,673
8,200	Nordstrom, Inc.	658,624
25,700	Target Corp.	2,109,199
		10,789,417
Oil, Gas & Consumable Fuels — 1.0%
106,100	Cabot Oil & Gas Corp.	3,133,133
17,800	Range Resources Corp.	926,312
31,000	Southwestern Energy Co.*,#	718,890
1,900	Tesoro Corp.	173,451
6,700	Williams Cos., Inc.	338,953
		5,290,739
Personal Products — 0.1%
7,400	Estee Lauder Cos., Inc. - Class A	615,384
Pharmaceuticals — 4.3%
4,998	Actavis PLC*	1,487,505
1,900	Eli Lilly & Co.	138,035
8,100	Hospira, Inc.*	711,504
167,700	Johnson & Johnson	16,870,620
46,400	Merck & Co., Inc.	2,667,072
3,500	Perrigo Co. PLC	579,425
20,700	Zoetis, Inc.	958,203
		23,412,364
Professional Services — 0.2%
3,900	Equifax, Inc.	362,700
10,100	Nielsen NV	450,157
		812,857
Real Estate Investment Trusts (REITs) — 5.1%
9,900	American Tower Corp.	932,085
38,400	Apartment Investment & Management Co. - Class A	1,511,424
18,400	AvalonBay Communities, Inc.	3,206,200
9,500	Boston Properties, Inc.	1,334,560
3,200	Crown Castle International Corp.	264,128
41,900	Equity Residential	3,262,334
5,100	Essex Property Trust, Inc.	1,172,490
99,800	HCP, Inc.	4,312,358
49,700	Health Care REIT, Inc.	3,844,792
5,000	Macerich Co.	421,650
16,000	Plum Creek Timber Co., Inc.	695,200
4,000	Public Storage	788,560
2,100	Simon Property Group, Inc.	410,844
55,000	Ventas, Inc.	4,016,100
8,600	Vornado Realty Trust	963,200
22,800	Weyerhaeuser Co.	755,820
		27,891,745
Road & Rail — 0.1%
6,000	Norfolk Southern Corp.	617,520
Semiconductor & Semiconductor Equipment — 0%
3,200	Intel Corp.	100,064
3,100	Micron Technology, Inc.*	84,103
		184,167
Software — 0.8%
34,500	Citrix Systems, Inc.*	2,203,515
5,600	Intuit, Inc.	542,976
3,000	Red Hat, Inc.*	227,250
52,700	Symantec Corp.	1,231,335
		4,205,076
Specialty Retail — 5.5%
21,500	AutoZone, Inc.*	14,666,440
20,000	Gap, Inc.	866,600
3,400	L Brands, Inc.	320,586
27,800	O'Reilly Automotive, Inc.*	6,011,472
19,700	Ross Stores, Inc.	2,075,592
203,000	Staples, Inc.	3,305,855
8,300	TJX Cos., Inc.	581,415
44,800	Urban Outfitters, Inc.*	2,045,120
		29,873,080
Technology Hardware, Storage & Peripherals — 2.2%
63,100	Apple, Inc.	7,851,533
40,400	EMC Corp.	1,032,624
55,200	NetApp, Inc.	1,957,392
13,000	Western Digital Corp.	1,183,130
		12,024,679
Textiles, Apparel & Luxury Goods — 1.0%
13,400	Coach, Inc.	555,162
14,000	Fossil Group, Inc.*	1,154,300
13,200	Michael Kors Holdings, Ltd.*	867,900
1,000	NIKE, Inc. - Class B	100,330
7,000	PVH Corp.	745,920
1,800	Ralph Lauren Corp.	236,700
16,900	Under Armour, Inc. - Class A*	1,364,675
7,400	VF Corp.	557,294
		5,582,281
Thrifts & Mortgage Finance — 0.5%
137,300	Hudson City Bancorp, Inc.	1,438,904
87,500	People's United Financial, Inc.	1,330,000
		2,768,904
Tobacco — 5.1%
255,700	Altria Group, Inc.	12,790,114
167,200	Lorillard, Inc.	10,926,520
5,000	Philip Morris International, Inc.	376,650
53,600	Reynolds American, Inc.	3,693,576
		27,786,860
Total Common Stocks (cost $472,707,600)		528,265,638
Investment Companies — 3.3%
Investments Purchased with Cash Collateral from Securities Lending — 1.2%
6,807,309	Janus Cash Collateral Fund LLC, 0.1041%∞,£	6,807,309

Money Markets — 2.1%
11,707,644	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	11,707,644
Total Investment Companies (cost $18,514,953)		18,514,953
Total Investments (total cost $491,222,553) – 100%		$ 546,780,591

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 546,479,856	99.9%
Switzerland	300,735	0.1
Total	$ 546,780,591	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of March 31, 2015.

#	Loaned security; a portion of the security is on loan at March 31, 2015.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Cash Collateral Fund LLC	3,728,969	25,051,495	(21,973,155)	6,807,309	$ -	$ 52,119(1)	$ 6,807,309
Janus Cash Liquidity Fund LLC	8,207,338	60,972,306	(57,472,000)	11,707,644	-	2,524	11,707,644
					$ -	$ 54,643	$ 18,514,953

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 528,265,638	$ —	$ —

Investment Companies	—	18,514,953	—

Total Assets	$ 528,265,638	$ 18,514,953	$ —

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 97.9%
Aerospace & Defense — 3.2%
83,927	Honeywell International, Inc.	$ 8,754,425
51,376	Precision Castparts Corp.	10,788,960
		19,543,385
Airlines — 0.3%
28,181	United Continental Holdings, Inc.*	1,895,172
Auto Components — 0.8%
62,171	Delphi Automotive PLC	4,957,516
Beverages — 1.0%
86,848	Diageo PLC	2,394,348
16,872	Pernod Ricard SA	1,990,679
32,659	SABMiller PLC	1,708,768
		6,093,795
Biotechnology — 5.8%
63,640	Amgen, Inc.	10,172,854
28,900	Biogen, Inc.*	12,202,736
60,041	Celgene Corp.*	6,921,526
5,668	Pharmacyclics, Inc.*	1,450,725
11,321	Regeneron Pharmaceuticals, Inc.*	5,111,205
		35,859,046
Capital Markets — 1.7%
166,977	Blackstone Group LP	6,493,736
122,746	Charles Schwab Corp.	3,736,388
		10,230,124
Chemicals — 3.9%
87,522	Air Products & Chemicals, Inc.	13,240,328
32,323	Monsanto Co.	3,637,630
33,562	PPG Industries, Inc.	7,569,574
		24,447,532
Communications Equipment — 2.4%
94,996	Motorola Solutions, Inc.	6,333,383
122,771	QUALCOMM, Inc.	8,512,941
		14,846,324
Electric Utilities — 1.0%
132,075	Brookfield Infrastructure Partners LP	6,014,696
Electrical Equipment — 2.4%
232,738	Sensata Technologies Holding NV*	13,370,798
30,012	SolarCity Corp.*	1,539,015
		14,909,813
Electronic Equipment, Instruments & Components — 0.6%
61,691	Amphenol Corp. - Class A	3,635,451
Energy Equipment & Services — 0.9%
40,998	Baker Hughes, Inc.	2,606,653
60,493	Halliburton Co.	2,654,433
		5,261,086
Food & Staples Retailing — 2.0%
60,997	Kroger Co.	4,676,030
136,666	Sysco Corp.	5,156,408
44,845	Whole Foods Market, Inc.	2,335,528
		12,167,966
Food Products — 1.1%
66,826	Hershey Co.	6,743,412
Health Care Equipment & Supplies — 0.6%
199,500	Boston Scientific Corp.*	3,541,125
Health Care Technology — 0.9%
47,934	athenahealth, Inc.*	5,722,840
Hotels, Restaurants & Leisure — 3.3%
4,282	Chipotle Mexican Grill, Inc.*,†	2,785,612
218,271	Dunkin' Brands Group, Inc.	10,380,969
57,195	Starbucks Corp.	5,416,366
20,999	Starwood Hotels & Resorts Worldwide, Inc.	1,753,417
		20,336,364
Household Products — 0.5%
47,408	Colgate-Palmolive Co.	3,287,271
Information Technology Services — 3.4%
129,103	MasterCard, Inc. - Class A	11,153,208
154,152	Visa, Inc. - Class A	10,083,082
		21,236,290
Insurance — 1.3%
82,650	Aon PLC	7,944,318
Internet & Catalog Retail — 2.0%
17,993	Amazon.com, Inc.*	6,695,195
28,872	Ctrip.com International, Ltd. (ADR)*	1,692,477
3,342	Priceline Group, Inc.*	3,890,589
		12,278,261
Internet Software & Services — 6.9%
31,987	Alibaba Group Holding, Ltd. (ADR)*	2,662,598
28,060	CoStar Group, Inc.*	5,551,110
148,469	Facebook, Inc. - Class A*	12,206,379
9,449	Google, Inc. - Class A†	5,241,360
27,701	Google, Inc. - Class C*,†	15,180,148
8,035	LinkedIn Corp. - Class A*	2,007,625
		42,849,220
Machinery — 1.5%
199,727	Colfax Corp.*	9,532,970
Media — 4.6%
297,570	Comcast Corp. - Class A	16,803,778
174,270	Twenty-First Century Fox, Inc. - Class A	5,897,297
53,246	Walt Disney Co.	5,584,973
		28,286,048
Oil, Gas & Consumable Fuels — 2.8%
81,638	Antero Resources Corp.*	2,883,454
58,434	Enterprise Products Partners LP	1,924,232
9,999	EOG Resources, Inc.	916,808
91,247	MarkWest Energy Partners LP	6,031,427
81,216	Noble Energy, Inc.	3,971,462
60,366	Southwestern Energy Co.*	1,399,888
		17,127,271
Personal Products — 0.5%
40,839	Estee Lauder Cos., Inc. - Class A	3,396,171
Pharmaceuticals — 10.5%
84,551	AbbVie, Inc.	4,949,616
35,717	Actavis PLC*	10,630,093
131,960	Bristol-Myers Squibb Co.	8,511,420
55,602	Eli Lilly & Co.	4,039,485
205,637	Endo International PLC*	18,445,639
36,210	Jazz Pharmaceuticals PLC*	6,256,726
50,777	Mallinckrodt PLC*	6,430,907
29,835	Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	5,925,828
		65,189,714
Professional Services — 0.9%
78,553	Verisk Analytics, Inc. - Class A*	5,608,684
Real Estate Investment Trusts (REITs) — 1.3%
85,387	American Tower Corp.	8,039,186
Real Estate Management & Development — 1.8%
158,462	CBRE Group, Inc. - Class A*	6,134,064
4,423,715	Colony American Homes Holdings III LP*,§	5,087,272
		11,221,336
Road & Rail — 2.4%
44,741	Canadian Pacific Railway, Ltd. (U.S. Shares)	8,174,181
62,787	Union Pacific Corp.	6,800,460
		14,974,641
Semiconductor & Semiconductor Equipment — 4.4%
659,808	ARM Holdings PLC	10,801,264
399,093	Atmel Corp.	3,284,535
19,774	Avago Technologies, Ltd.	2,510,902
196,435	Freescale Semiconductor, Ltd.*	8,006,691
547,942	Taiwan Semiconductor Manufacturing Co., Ltd.	2,542,485
		27,145,877
Software — 7.2%
40,697	Adobe Systems, Inc.*	3,009,136
20,876	ANSYS, Inc.*,†	1,841,054
706,635	Cadence Design Systems, Inc.*	13,030,349
100,156	NetSuite, Inc.*	9,290,471
157,015	Salesforce.com, Inc.*	10,490,172
21,793	ServiceNow, Inc.*	1,716,853
29,576	Ultimate Software Group, Inc.*	5,026,589
		44,404,624
Specialty Retail — 6.4%
7,904	AutoZone, Inc.*	5,391,793
118,641	Home Depot, Inc.	13,478,804
297,868	Sally Beauty Holdings, Inc.*	10,237,723
153,581	TJX Cos., Inc.	10,758,349
		39,866,669
Technology Hardware, Storage & Peripherals — 6.4%
303,161	Apple, Inc.†	37,722,323
79,800	EMC Corp.	2,039,688
		39,762,011
Textiles, Apparel & Luxury Goods — 0.5%
104,648	Gildan Activewear, Inc.	3,089,209
Trading Companies & Distributors — 0.1%
12,347	MSC Industrial Direct Co., Inc. - Class A	891,453
Wireless Telecommunication Services — 0.6%
116,677	T-Mobile U.S., Inc.*	3,697,494
Total Common Stocks (cost $467,961,063)		606,034,365
Counterparty/Reference Asset
OTC Purchased Options - Calls — 0%
Credit Suisse International: Oracle Corp.* expires May 2015 901 contracts exercise price $45.00		22,593
Morgan Stanley & Co. International PLC: TD Ameritrade Holding Corp.* expires August 2015 490 contracts exercise price $39.00		63,338
Total OTC Purchased Options - Calls (premiums paid $166,176)		85,931
Counterparty/Reference Asset
OTC Purchased Options - Puts — 0.1%
Credit Suisse International: Market Vectors Semiconductor (ETF)* expires August 2015 1,700 contracts exercise price $52.00		307,980
Morgan Stanley & Co. International PLC: SPDR S&P 500® Trust (ETF)* expires April 2015 600 contracts exercise price $211.00		314,368
Total OTC Purchased Options - Puts (premiums paid $666,900)		622,348
Investment Companies — 2.0%
Money Markets — 2.0%
12,453,579	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $12,453,579)	12,453,579
Total Investments (total cost $481,247,718) – 100%		$ 619,196,223

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 578,214,386	93.4%
Canada	17,189,218	2.8
United Kingdom	14,904,380	2.4
China	4,355,075	0.7
Taiwan	2,542,485	0.4
France	1,990,679	0.3
Total	$ 619,196,223	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2015
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 4/16/15	1,691,000	$ 2,507,823	$ 16,670
Euro 4/16/15	146,000	156,996	(2,026)
		2,664,819	14,644
Credit Suisse International:
British Pound 4/9/15	1,836,000	2,723,005	111,267
Euro 4/9/15	267,000	287,080	13,082
		3,010,085	124,349
HSBC Securities (USA), Inc.:
British Pound 4/9/15	1,085,000	1,609,184	45,235
Euro 4/9/15	477,000	512,873	15,047
		2,122,057	60,282
JPMorgan Chase & Co.:
British Pound 4/16/15	120,000	177,965	(174)
Euro 4/16/15	223,500	240,333	3,974
		418,298	3,800
RBC Capital Markets Corp.:
British Pound 4/16/15	1,700,000	2,521,170	(4,150)
Euro 4/16/15	80,000	86,025	(257)
		2,607,195	(4,407)
Total		$ 10,822,454	$ 198,668

Schedule of OTC Written Options – Puts March 31, 2015
Counterparty/Reference Asset	Value
Credit Suisse International: Oracle Corp. expires May 2015 901 contracts exercise price $42.00	$ (62,691)
Morgan Stanley & Co. International PLC: TD Ameritrade Holding Corp. expires August 2015 490 contracts exercise price $36.00	(84,978)
Total OTC Written Options - Puts (premiums received $167,093)	$ (147,669)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$ 44,392,014

∞	Rate shown is the 7-day yield as of March 31, 2015.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Janus Portfolio
Colony American Homes Holdings III LP	1/30/13	$ 4,429,260	$ 5,087,272	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Janus Portfolio
Janus Cash Liquidity Fund LLC	16,726,000	40,347,579	(44,620,000)	12,453,579	$ -	$ 4,856	$ 12,453,579

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$ —	$ 6,093,795	$ —
Real Estate Management & Development	6,134,064	—	5,087,272
Semiconductor & Semiconductor Equipment	13,802,128	13,343,749	—
All Other	561,573,357	—	—

OTC Purchased Options - Calls	—	85,931	—

OTC Purchased Options - Puts	—	622,348	—

Investment Companies	—	12,453,579	—

Total Investments in Securities	$ 581,509,549	$ 32,599,402	$ 5,087,272

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 205,275	$ —

Total Assets	$ 581,509,549	$ 32,804,677	$ 5,087,272

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 6,607	$ —
OTC Written Options, at Value	—	147,669	—

Total Liabilities	$ —	$ 154,276	$ —
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 91.9%
Air Freight & Logistics — 1.9%
147,269	Panalpina Welttransport Holding AG	$ 21,490,215
Airlines — 4.3%
742,282	United Continental Holdings, Inc.*,†	49,918,465
Automobiles — 0.4%
1,129,300	SAIC Motor Corp., Ltd. - Class Aβ	4,547,381
Beverages — 0.9%
146,854	Remy Cointreau SA	10,813,970
Capital Markets — 5.2%
1,848,740	Atlas Mara, Ltd.*	12,941,180
1,363,572	Deutsche Bank AG	47,434,615
		60,375,795
Commercial Banks — 3.5%
1,512,438	Axis Bank, Ltd.	13,523,058
4,538,373	State Bank of India	19,355,827
1,099,898	TCS Group Holding PLC (GDR)	2,641,775
1,124,139	Turkiye Halk Bankasi A/S	5,543,743
		41,064,403
Construction & Engineering — 1.4%
28,920,900	Louis XIII Holdings, Ltd.*	10,821,285
1,171,061	Voltas, Ltd.	5,232,058
		16,053,343
Food & Staples Retailing — 0.9%
686,446	X5 Retail Group NV (GDR)*	10,531,256
Food Products — 0.2%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.*	2,644,112
Hotels, Restaurants & Leisure — 5.6%
15,094,007	Bwin.Party Digital Entertainment PLC	17,942,556
2,140,038	Cox & Kings, Ltd.	11,073,642
5,454,465	Melco International Development, Ltd.#	9,207,167
294,950	Orascom Development Holding AG*	4,976,370
15,487,835	Shangri-La Asia, Ltd.	21,252,524
		64,452,259
Household Durables — 1.5%
6,586,500	MRV Engenharia e Participacoes SA	16,576,173
5,510,620	PDG Realty SA Empreendimentos e Participacoes*	863,544
		17,439,717
Independent Power and Renewable Electricity Producers — 0.5%
7,057,844	Adani Power, Ltd.*	5,332,638
Industrial Conglomerates — 1.1%
26,620,002	Shun Tak Holdings, Ltd.	12,846,282
Information Technology Services — 1.1%
550,462	QIWI PLC (ADR)	13,222,097
Internet & Catalog Retail — 3.0%
448,954	Ctrip.com International, Ltd. (ADR)*	26,317,683
381,602	MakeMyTrip, Ltd.*	8,379,980
		34,697,663
Internet Software & Services — 2.8%
265,187	Rocket Internet SE*	13,137,949
1,556,099	Youku Tudou, Inc. (ADR)*,#	19,451,237
		32,589,186
Machinery — 0.2%
563,189	Iochpe-Maxion SA	1,773,921
Metals & Mining — 3.9%
3,376,046	Hindustan Zinc, Ltd.	8,748,054
2,995,846	Outokumpu Oyj*,#	23,815,711
3,969,576	Turquoise Hill Resources, Ltd.*	12,381,416
		44,945,181
Oil, Gas & Consumable Fuels — 22.0%
848,054	Africa Oil Corp. (PP)*,§	1,237,850
2,070,803	Africa Oil Corp.*,¤	3,022,619
7,337,848	Africa Oil Corp.*, ¤	10,661,434
5,626,009	Athabasca Oil Corp.*,#	9,329,295
4,154,574	Cairn Energy PLC*	9,621,754
3,339,765	Cobalt International Energy, Inc.*,†	31,427,189
394,706	Euronav NV*,¤	4,760,154
828,224	Euronav NV*,¤	9,792,542
1,820,948	Gran Tierra Energy, Inc.*	4,975,111
4,411,425	Karoon Gas Australia, Ltd.*	7,247,992
671,263	Kosmos Energy, Ltd.*	5,309,690
8,568,770	Ophir Energy PLC*	17,080,192
6,290,492	Pacific Rubiales Energy Corp.#	15,001,015
1,070,612	Parex Resources, Inc.*	6,822,362
3,105,513	Petroleo Brasileiro SA (ADR)†,#	18,664,133
5,883,189	Reliance Industries, Ltd.	77,601,806
851,236	Trilogy Energy Corp.#	4,994,223
1,764,030	Tullow Oil PLC	7,365,050
340,618	Whiting Petroleum Corp.*	10,525,096
		255,439,507
Pharmaceuticals — 4.6%
204,429	Endo International PLC*	18,337,281
1,796,152	Indivior PLC*	5,053,034
172,929	Jazz Pharmaceuticals PLC*,†	29,880,402
		53,270,717
Real Estate Investment Trusts (REITs) — 1.7%
4,945,900	Concentradora Fibra Hotelera Mexicana SA de CV	6,638,335
7,822,186	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,861,434
2,328,300	Prologis Property Mexico SA de CV*	4,167,711
		19,667,480
Real Estate Management & Development — 9.0%
937,603	Countrywide PLC	7,135,052
1,441,452	Dalian Wanda Commercial Properties Co., Ltd. - Class H*	8,921,074
11,891,350	DLF, Ltd.	30,056,874
82,089,732	Evergrande Real Estate Group, Ltd.#	41,432,707
3,321,585	Housing Development & Infrastructure, Ltd.*	5,398,602
131,269	IRSA Inversiones y Representaciones SA (ADR)	2,587,312
556,374	Kennedy Wilson Europe Real Estate PLC	9,065,908
		104,597,529
Road & Rail — 1.0%
2,500,854	ALL - America Latina Logistica SA	3,111,665
1,757,304	Globaltrans Investment PLC (GDR)	7,954,587
		11,066,252
Semiconductor & Semiconductor Equipment — 4.4%
3,081,390	ARM Holdings PLC	50,443,322
Software — 1.8%
1,999,200	Nexon Co., Ltd.	21,317,346
Textiles, Apparel & Luxury Goods — 5.6%
103,389,940	Global Brands Group Holding, Ltd.*	20,210,048
45,817,691	Li & Fung, Ltd.	44,694,899
		64,904,947
Thrifts & Mortgage Finance — 0.5%
644,834	Indiabulls Housing Finance, Ltd.	5,742,789
Trading Companies & Distributors — 2.9%
3,468,514	Adani Enterprises, Ltd.	34,073,644
Total Common Stocks (cost $1,332,417,901)		1,065,261,417
Investment Companies — 8.1%
Investments Purchased with Cash Collateral from Securities Lending — 7.8%
90,313,167	Janus Cash Collateral Fund LLC, 0.1041%∞,£	90,313,167

Money Markets — 0.3%
3,268,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	3,268,000
Total Investment Companies (cost $93,581,167)		93,581,167
Total Investments (total cost $1,425,999,068) – 100%		$ 1,158,842,584

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 243,954,401	21.1%
India	224,518,972	19.4
United Kingdom	136,648,048	11.8
Hong Kong	119,032,205	10.3
China	103,314,194	8.9
Canada	63,450,214	5.5
Germany	60,572,564	5.2
Brazil	40,989,436	3.5
Russia	34,349,715	3.0
Switzerland	26,466,585	2.3
Finland	23,815,711	2.1
Japan	21,317,346	1.8
Belgium	14,552,696	1.3
Turkey	14,405,177	1.2
France	10,813,970	0.9
Mexico	10,806,046	0.9
Australia	7,247,992	0.6
Argentina	2,587,312	0.2
Total	$ 1,158,842,584	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2015
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America: Japanese Yen 4/16/15	569,000,000	$ 4,745,986	$ (45,310)
Credit Suisse International: Japanese Yen 4/9/15	616,900,000	5,144,889	21,777
HSBC Securities (USA), Inc.: Japanese Yen 4/9/15	387,000,000	3,227,545	(10,321)
JPMorgan Chase & Co.: Japanese Yen 4/16/15	657,500,000	5,484,158	34,703
RBC Capital Markets Corp.: Japanese Yen 4/16/15	50,000,000	417,046	(3,652)
Total		$ 19,019,624	$ (2,803)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$ 110,266,400

β	Security is illiquid.

¤	Issued by the same entity and traded on separate exchanges.

∞	Rate shown is the 7-day yield as of March 31, 2015.

#	Loaned security; a portion of the security is on loan at March 31, 2015.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Overseas Portfolio
Africa Oil Corp.	10/17/13	$ 6,845,546	$ 1,237,850	0.1%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Overseas Portfolio
Janus Cash Collateral Fund LLC	87,782,384	110,213,522	(107,682,739)	90,313,167	$ -	$ 448,660(1)	$ 90,313,167
Janus Cash Liquidity Fund LLC	11,978,338	58,778,147	(67,488,485)	3,268,000	-	1,248	3,268,000
Total					$ -	$ 449,908	$ 93,581,167

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$ —	$ 21,490,215	$ —
Automobiles	—	4,547,381	—
Beverages	—	10,813,970	—
Capital Markets	12,941,180	47,434,615	—
Commercial Banks	—	41,064,403	—
Construction & Engineering	—	16,053,343	—
Food & Staples Retailing	—	10,531,256	—
Hotels, Restaurants & Leisure	—	64,452,259	—
Independent Power and Renewable Electricity Producers	—	5,332,638	—
Industrial Conglomerates	—	12,846,282	—
Internet Software & Services	19,451,237	13,137,949	—
Metals & Mining	12,381,416	32,563,765	—
Oil, Gas & Consumable Fuels	122,469,702	132,969,805	—
Pharmaceuticals	48,217,683	5,053,034	—
Real Estate Investment Trusts (REITs)	10,806,046	8,861,434	—
Real Estate Management & Development	2,587,312	102,010,217	—
Road & Rail	3,111,665	7,954,587	—
Semiconductor & Semiconductor Equipment	—	50,443,322	—
Software	—	21,317,346	—
Textiles, Apparel & Luxury Goods	—	64,904,947	—
Thrifts & Mortgage Finance	—	5,742,789	—
Trading Companies & Distributors	—	34,073,644	—
All Other	119,695,975	—	—

Investment Companies	—	93,581,167	—

Total Investments in Securities	$ 351,662,216	$ 807,180,368	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 56,480	$ —

Total Assets	$ 351,662,216	$ 807,236,848	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 59,283	$ —
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Common Stocks — 96.3%
Aerospace & Defense — 2.0%
6,289	Precision Castparts Corp.	$ 1,320,690
14,981	Rockwell Collins, Inc.	1,446,415
		2,767,105
Beverages — 2.7%
18,779	Coca-Cola Enterprises, Inc.	830,032
19,516	Dr Pepper Snapple Group, Inc.	1,531,615
17,524	Molson Coors Brewing Co. - Class B	1,304,662
		3,666,309
Capital Markets — 1.4%
34,401	Raymond James Financial, Inc.	1,953,289
Chemicals — 1.7%
3,258	Cabot Corp.	146,610
38,067	FMC Corp.	2,179,336
		2,325,946
Commercial Banks — 8.3%
40,114	CIT Group, Inc.	1,809,944
89,769	Citizens Financial Group, Inc.	2,166,126
33,230	Comerica, Inc.	1,499,670
146,280	Fifth Third Bancorp	2,757,378
13,324	First Republic Bank	760,667
82,732	Zions Bancorporation	2,233,764
		11,227,549
Commercial Services & Supplies — 5.8%
68,611	Republic Services, Inc.	2,782,862
57,943	Tyco International PLC	2,495,026
52,101	Waste Connections, Inc.	2,508,142
		7,786,030
Communications Equipment — 0.4%
4,851	F5 Networks, Inc.*	557,574
Consumer Finance — 1.6%
17,826	Discover Financial Services	1,004,495
54,170	Navient Corp.	1,101,276
		2,105,771
Containers & Packaging — 2.1%
27,197	Crown Holdings, Inc.*	1,469,182
17,057	Packaging Corp. of America	1,333,687
		2,802,869
Electric Utilities — 2.6%
103,648	PPL Corp.	3,488,792
Electrical Equipment — 1.8%
76,652	Babcock & Wilcox Co.	2,459,763
Electronic Equipment, Instruments & Components — 1.8%
7,377	IPG Photonics Corp.*	683,848
24,165	Keysight Technologies, Inc.*	897,730
14,582	Tech Data Corp.*	842,402
		2,423,980
Energy Equipment & Services — 1.7%
9,432	Dril-Quip, Inc.*	645,054
17,791	Oceaneering International, Inc.	959,469
37,426	Tidewater, Inc.	716,334
		2,320,857
Food & Staples Retailing — 1.9%
28,850	Casey's General Stores, Inc.	2,599,385
Food Products — 3.5%
15,180	Hershey Co.	1,531,814
13,369	JM Smucker Co.	1,547,194
20,197	McCormick & Co., Inc.	1,557,391
1,599	Sanderson Farms, Inc.	127,360
		4,763,759
Gas Utilities — 1.7%
21,908	AGL Resources, Inc.	1,087,732
21,397	Southwest Gas Corp.	1,244,664
		2,332,396
Health Care Equipment & Supplies — 3.8%
18,813	Stryker Corp.	1,735,499
8,875	Varian Medical Systems, Inc.*	835,049
21,409	Zimmer Holdings, Inc.	2,515,986
		5,086,534
Health Care Providers & Services — 3.9%
23,186	Laboratory Corp. of America Holdings*	2,923,523
4,419	McKesson Corp.	999,578
27,659	Patterson Cos., Inc.	1,349,482
		5,272,583
Information Technology Services — 1.5%
21,771	Teradata Corp.*	960,972
29,747	Total System Services, Inc.	1,134,848
		2,095,820
Insurance — 8.3%
42,605	Allstate Corp.	3,032,198
27,722	Arthur J Gallagher & Co.	1,296,003
52,557	Marsh & McLennan Cos., Inc.	2,947,922
15,607	RenaissanceRe Holdings, Ltd.	1,556,486
44,205	Torchmark Corp.	2,427,739
		11,260,348
Life Sciences Tools & Services — 3.2%
54,630	Agilent Technologies, Inc.	2,269,876
15,281	Thermo Fisher Scientific, Inc.	2,052,850
		4,322,726
Machinery — 2.4%
22,714	Kennametal, Inc.	765,235
26,949	Timken Co.	1,135,631
11,430	Valmont Industries, Inc.	1,404,518
		3,305,384
Marine — 1.2%
21,914	Kirby Corp.*	1,644,646
Media — 1.4%
24,953	Omnicom Group, Inc.	1,945,835
Multi-Utilities — 2.1%
44,985	Alliant Energy Corp.	2,834,055
Multiline Retail — 0.6%
11,763	Macy's, Inc.	763,536
Oil, Gas & Consumable Fuels — 3.9%
13,983	Anadarko Petroleum Corp.	1,157,932
9,768	Cimarex Energy Co.	1,124,199
18,979	Noble Energy, Inc.	928,073
32,343	Western Gas Partners LP	2,129,787
		5,339,991
Pharmaceuticals — 1.9%
17,929	Teva Pharmaceutical Industries, Ltd. (ADR)	1,116,977
31,029	Zoetis, Inc.	1,436,332
		2,553,309
Real Estate Investment Trusts (REITs) — 9.5%
14,412	Alexandria Real Estate Equities, Inc.	1,412,953
9,361	AvalonBay Communities, Inc.	1,631,154
29,467	Equity Lifestyle Properties, Inc.	1,619,212
20,179	Extra Space Storage, Inc.	1,363,495
23,929	Home Properties, Inc.	1,658,041
40,863	Host Hotels & Resorts, Inc.	824,615
30,532	Potlatch Corp.	1,222,501
4,060	Public Storage	800,388
44,390	Redwood Trust, Inc.	793,249
66,660	Two Harbors Investment Corp.	707,929
23,879	Weyerhaeuser Co.	791,589
		12,825,126
Road & Rail — 2.6%
10,099	Canadian Pacific Railway, Ltd. (U.S. Shares)	1,845,087
51,145	CSX Corp.	1,693,923
		3,539,010
Semiconductor & Semiconductor Equipment — 2.0%
24,755	Analog Devices, Inc.	1,559,565
22,442	Microchip Technology, Inc.	1,097,414
		2,656,979
Software — 3.6%
15,790	Check Point Software Technologies, Ltd.*	1,294,306
31,958	Informatica Corp.*	1,401,518
21,433	NetScout Systems, Inc.*	939,837
27,575	Synopsys, Inc.*	1,277,274
		4,912,935
Specialty Retail — 0.5%
44,896	Ascena Retail Group, Inc.*	651,441
Textiles, Apparel & Luxury Goods — 2.0%
8,268	PVH Corp.	881,038
8,429	Ralph Lauren Corp.	1,108,413
17,130	Steven Madden, Ltd.*	650,940
		2,640,391
Thrifts & Mortgage Finance — 0.9%
52,717	Washington Federal, Inc.	1,149,494
Total Common Stocks (cost $105,362,207)		130,381,517
Repurchase Agreements — 3.7%
$ 5,000,000	Undivided interest of 10% in a joint repurchase agreement (principal amount $50,000,000 with a maturity value of $50,000,111) with ING Financial Markets LLC, 0.0800%, dated 3/31/15, maturing 4/1/15, to be repurchased at $5,000,011 collateralized by $39,980,000 in U.S. Treasuries, 3.7500% - 4.2500%, 5/15/39 - 11/15/43, with a value of $51,005,640 (cost $5,000,000)	5,000,000
Total Investments (total cost $110,362,207) – 100%		$ 135,381,517

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 131,125,147	96.8%
Israel	2,411,283	1.8
Canada	1,845,087	1.4
Total	$ 135,381,517	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 130,381,517	$ —	$ —

Repurchase Agreements	—	5,000,000	—

Total Assets	$ 130,381,517	$ 5,000,000	$ —

Janus Aspen Preservation Series - Growth

Schedule of Investments (unaudited)

As of March 31, 2015

Shares/Principal/Contract Amounts		Value
Common Stocks — 93.9%
Aerospace & Defense — 3.2%
1,046	Honeywell International, Inc.	$ 109,108
661	Precision Castparts Corp.	138,810
		247,918
Auto Components — 0.8%
795	Delphi Automotive PLC	63,393
Beverages — 0.9%
1,060	Diageo PLC	29,224
207	Pernod Ricard SA	24,423
402	SABMiller PLC	21,033
		74,680
Biotechnology — 5.9%
817	Amgen, Inc.	130,598
378	Biogen, Inc.*	159,607
776	Celgene Corp.*	89,457
72	Pharmacyclics, Inc.*	18,428
152	Regeneron Pharmaceuticals, Inc.*	68,625
		466,715
Capital Markets — 0.5%
1,327	Charles Schwab Corp.	40,394
Chemicals — 3.9%
1,102	Air Products & Chemicals, Inc.	166,710
398	Monsanto Co.	44,791
416	PPG Industries, Inc.	93,825
		305,326
Communications Equipment — 2.4%
1,213	Motorola Solutions, Inc.	80,871
1,515	QUALCOMM, Inc.	105,050
		185,921
Electrical Equipment — 2.4%
2,974	Sensata Technologies Holding NV*	170,857
390	SolarCity Corp.*	19,999
		190,856
Electronic Equipment, Instruments & Components — 0.6%
796	Amphenol Corp. - Class A	46,908
Energy Equipment & Services — 0.7%
388	Baker Hughes, Inc.	24,669
759	Halliburton Co.	33,305
		57,974
Food & Staples Retailing — 2.0%
776	Kroger Co.	59,488
1,724	Sysco Corp.	65,046
570	Whole Foods Market, Inc.	29,686
		154,220
Food Products — 1.1%
834	Hershey Co.	84,159
Health Care Equipment & Supplies — 0.9%
2,500	Boston Scientific Corp.*	44,375
241	Zimmer Holdings, Inc.	28,322
		72,697
Health Care Technology — 0.9%
595	athenahealth, Inc.*	71,037
Hotels, Restaurants & Leisure — 3.2%
54	Chipotle Mexican Grill, Inc.*	35,129
2,610	Dunkin' Brands Group, Inc.	124,132
736	Starbucks Corp.	69,699
266	Starwood Hotels & Resorts Worldwide, Inc.	22,211
		251,171
Household Products — 0.5%
591	Colgate-Palmolive Co.	40,980
Information Technology Services — 3.4%
1,616	MasterCard, Inc. - Class A	139,606
1,976	Visa, Inc. - Class A	129,250
		268,856
Insurance — 1.3%
1,060	Aon PLC	101,887
Internet & Catalog Retail — 2.0%
233	Amazon.com, Inc.*	86,699
380	Ctrip.com International, Ltd. (ADR)*	22,276
41	Priceline Group, Inc.*	47,730
		156,705
Internet Software & Services — 6.7%
414	Alibaba Group Holding, Ltd. (ADR)*	34,461
349	CoStar Group, Inc.*	69,043
1,807	Facebook, Inc. - Class A*	148,563
150	Google, Inc. - Class A	83,205
312	Google, Inc. - Class C*	170,976
99	LinkedIn Corp. - Class A*	24,736
		530,984
Machinery — 1.5%
2,486	Colfax Corp.*	118,657
Media — 4.5%
3,720	Comcast Corp. - Class A	210,068
2,255	Twenty-First Century Fox, Inc. - Class A	76,309
650	Walt Disney Co.	68,179
		354,556
Oil, Gas & Consumable Fuels — 1.5%
991	Antero Resources Corp.*	35,002
125	EOG Resources, Inc.	11,461
1,067	Noble Energy, Inc.	52,177
790	Southwestern Energy Co.*	18,320
		116,960
Personal Products — 0.6%
523	Estee Lauder Cos., Inc. - Class A	43,493
Pharmaceuticals — 10.8%
1,105	AbbVie, Inc.	64,687
461	Actavis PLC*	137,203
1,668	Bristol-Myers Squibb Co.	107,586
712	Eli Lilly & Co.	51,727
2,630	Endo International PLC*	235,911
477	Jazz Pharmaceuticals PLC*	82,421
651	Mallinckrodt PLC*	82,449
78	Salix Pharmaceuticals, Ltd.*	13,479
385	Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	76,468
		851,931
Professional Services — 0.9%
1,016	Verisk Analytics, Inc. - Class A*	72,542
Real Estate Investment Trusts (REITs) — 1.4%
1,160	American Tower Corp.	109,214
Real Estate Management & Development — 1.0%
2,022	CBRE Group, Inc. - Class A*	78,272
Road & Rail — 2.2%
466	Canadian Pacific Railway, Ltd.	85,333
809	Union Pacific Corp.	87,623
		172,956
Semiconductor & Semiconductor Equipment — 4.5%
8,698	ARM Holdings PLC	142,389
4,982	Atmel Corp.	41,002
260	Avago Technologies, Ltd.	33,015
2,479	Freescale Semiconductor, Ltd.*	101,044
1,431	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	33,600
		351,050
Software — 7.3%
536	Adobe Systems, Inc.*	39,632
370	ANSYS, Inc.*	32,630
8,991	Cadence Design Systems, Inc.*	165,794
1,266	NetSuite, Inc.*	117,434
1,982	Salesforce.com, Inc.*	132,417
279	ServiceNow, Inc.*	21,980
383	Ultimate Software Group, Inc.*	65,093
		574,980
Specialty Retail — 6.3%
101	AutoZone, Inc.*	68,898
1,461	Home Depot, Inc.	165,984
3,647	Sally Beauty Holdings, Inc.*	125,348
1,879	TJX Cos., Inc.	131,624
		491,854
Technology Hardware, Storage & Peripherals — 6.5%
3,879	Apple, Inc. †	482,664
1,009	EMC Corp.	25,790
		508,454
Textiles, Apparel & Luxury Goods — 0.5%
1,322	Gildan Activewear, Inc.	39,025
Trading Companies & Distributors — 0.5%
586	MSC Industrial Direct Co., Inc. - Class A	42,309
Wireless Telecommunication Services — 0.6%
1,485	T-Mobile U.S., Inc.*	47,060
Total Common Stocks (cost $6,076,946)		7,386,094
U.S. Treasury Notes/Bonds — 0.4%
$ 15,000	0.8750%, 11/30/16	15,102
15,000	1.3750%, 12/31/18	15,130
Total U.S. Treasury Notes/Bonds (cost $30,001)		30,232
Investment Companies — 5.7%
Money Markets — 5.7%
448,883	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $448,883)	448,883
Capital Protection Agreement — 0%
1	Janus Aspen Preservation Series - Growth with BNP Paribas Prime Brokerage, Inc.*,§ exercise price at 3/31/15 $10.57-$10.67 (cost $0)	0
Total Investments (total cost $6,555,830) – 100%		$ 7,865,209

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 7,356,977	93.5%
Canada	200,826	2.6
United Kingdom	192,646	2.5
China	56,737	0.7
Taiwan	33,600	0.4
France	24,423	0.3
Total	$ 7,865,209	100.0%

Schedule of Forward Currency Contracts, Open

March 31, 2015

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro 4/9/15	21,700	$ 23,332	$ 224
British Pound 4/9/15	121,500	180,199	2,812
Chinese Renminbi 4/9/15	337,000	54,265	(683)
Taiwan Dollar 4/9/15	985,000	31,486	(313)
		289,282	2,040
HSBC Securities (USA), Inc.: Canadian Dollar 4/9/15	220,400	174,022	431
Total		$ 463,304	$ 2,471

Schedule of OTC Purchased Options - Zero Strike Calls

March 31, 2015

Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas: BNP IVIX Index expires June 2015 58,868 contracts exercise price $0.00	$ (140,536)	$ 139,219	$ (1,317)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Portfolio	Aggregate Value
Janus Aspen Preservation Series - Growth	$ 186,645

∞ Rate shown is the 7-day yield as of March 31, 2015.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Preservation Series - Growth
Capital Protection Agreement	1/3/12	$ 0	$ 0	0.0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Aspen Preservation Series - Growth
Janus Cash Liquidity Fund LLC	557,763	168,120	(277,000)	448,883	$ -	$ 109	$ 448,883

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$ —	$ 74,680	$ —
Semiconductor & Semiconductor Equipment	208,661	142,389	—
All Other	6,960,364	—	—

U.S. Treasury Notes/Bonds	—	30,232	—

Investment Companies	—	448,883	—

Total Investments in Securities	$ 7,169,025	$ 696,184	$ —

Other Financial Instruments(a):
Capital Protection Agreement	$ —	$ —	$ 0
Forward Currency Contracts	—	3,467	—

Total Assets	$ 7,169,025	$ 699,651	$ 0

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 996	$ —
OTC Purchased Options – Zero Strike Calls	—	1,317	—

Total Liabilities	$ —	$ 2,313	$ —

(a)	Other financial instruments include the capital protection agreement, forward currency, futures, written options, zero strike options, and swap contracts. Forward currency contracts and zero strike options are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. The capital protection agreement, written options, and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Allocation Portfolio – Moderate, Janus Aspen Global Research Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Global Unconstrained Bond Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Preservation Series – Growth (individually, a “Portfolio” and collectively, the “Portfolios”). Janus Aspen Global Allocation Portfolio - Moderate operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust includes thirteen Portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act, except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Underlying Funds

Janus Aspen Global Allocation Portfolio – Moderate invests in a variety of underlying funds to pursue its target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. Janus Aspen Global Allocation Portfolio – Moderate has a target allocation, which is how the Portfolio’s investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which Janus Aspen Global Allocation Portfolio – Moderate’s asset class allocations generally will vary over short-term periods. Janus Aspen Global Allocation Portfolio – Moderate’s long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in Janus Aspen Global Allocation Portfolio – Moderate’s and the underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to fund shareholders.

Capital Protection Agreement for Janus Aspen Preservation Series – Growth

BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is Janus Aspen Preservation Series – Growth’s Capital Protection Provider. Pursuant to the Capital Protection Agreement entered into by the Capital Protection Provider and Janus Aspen Preservation Series – Growth, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the net asset value (“NAV”) per share for each share class of Janus Aspen Preservation Series – Growth below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, Janus Aspen Preservation Series – Growth pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the capital protection fee is based on the aggregate protected assets of Janus Aspen Preservation Series – Growth rather than on Janus Aspen Preservation Series – Growth’s total net assets, it can fluctuate between 0.60% and 0.75% of Janus Aspen Preservation Series – Growth’s total net assets.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to Janus Aspen Preservation Series – Growth. The Settlement Amount under the Capital Protection Agreement is owed directly to Janus Aspen Preservation Series – Growth and not Janus Aspen Preservation Series – Growth’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

The Capital Protection Agreement is valued at the greater of $0.00 or the Protected NAV less the NAV per share, which approximates fair value.

The Protected NAV for each share class as well as the percentages of Janus Aspen Preservation Series – Growth’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Please refer to Janus Aspen Preservation Series – Growth’s Prospectuses for information regarding how the Protection works in the event it is triggered and Janus Aspen Preservation Series – Growth proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolios and/or underlying funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Portfolio and/or underlying fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be valued on an amortized cost basis. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolios and/or underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Janus Aspen Global Allocation Portfolio – Moderate’s NAV is calculated based upon the NAV of each of the underlying funds in which Janus Aspen Global Allocation Portfolio – Moderate invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 - Unadjusted quoted prices in active markets the Portfolios have the ability to access for identical assets or liabilities.

Janus Aspen Global Allocation Portfolio – Moderate classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 - Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios’ Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, swaptions and forward contracts.

Level 3 –Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2015 to fair value the Portfolios’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

The Portfolios did not hold a significant amount of Level 3 securities as of March 31, 2015.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Portfolio	Transfers Out of Level 1 to Level 2	Transfers Out of Level 2 to Level 1	Transfers Out of Level 3 to Level 1
Janus Aspen Global Research Portfolio	$ 8,962,990	$ -	$ -
Janus Aspen Overseas Portfolio	9,202,181	24,956,287	1,321,817

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Financial assets were transferred out of Level 3 to Level 1 as the current market for the securities with quoted prices are considered active.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2015. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2015, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. Janus Aspen INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended March 31, 2015 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of their investment objectives, the Portfolios may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.

•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolios’ NAV to likewise decrease.

•	Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk and counterparty risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio and Janus Aspen Preservation Series - Growth entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by each Portfolio.

The following table provides average ending monthly currency value amounts on sold forward currency contracts during the period ended March 31, 2015.

Portfolio	Sold
Janus Aspen Balanced Portfolio	$12,453,542
Janus Aspen Enterprise Portfolio	25,787,099
Janus Aspen Global Technology Portfolio	3,406,902
Janus Aspen Janus Portfolio	12,991,077
Janus Aspen Overseas Portfolio	22,684,276
Janus Aspen Preservation Series – Growth	115,826

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, commodity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, Janus Aspen Global Unconstrained Bond Portfolio purchased interest rate futures to increase exposure to interest rate risk.

During the period, Janus Aspen Global Unconstrained Bond Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period, Janus Aspen Global Unconstrained Bond Portfolio purchased futures on equity indices to increase exposure to equity risk.

During the period, Janus Aspen Global Unconstrained Bond Portfolio sold futures on currency indices to decrease exposure to currency risk.

The following table provides average ending monthly market value amounts on purchased and sold futures contracts during the period ended March 31, 2015.

Portfolio	Purchased	Sold
Janus Aspen Global Unconstrained Bond Portfolio	$ 927,373	$ 1,123,474

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios generally invest in options to hedge against adverse movements in the value of the portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolios may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by having the counterparty post collateral to cover a Portfolio’s exposure to the counterparty.

The Portfolios may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, the Portfolios will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolios may purchase call options to hedge against an increase in the price of securities that they may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolios upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolios. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, Janus Aspen Janus Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period, Janus Aspen Janus Portfolio purchased put options on various equity securities, and ETFs, for the purpose of decreasing exposure to individual equity risk.

During the period, Janus Aspen Preservation Series - Growth purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

The following tables provides average ending monthly market value amounts on purchased call and put options during the period ended March 31, 2015.

Portfolio	Purchased Call Options	Purchased Put Options
Janus Aspen Janus Portfolio	$ 681,685	$ 508,299
Janus Aspen Preservation Series - Growth	136,257	-

In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. Exercise of options written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

During the period, Janus Aspen Global Unconstrained Bond Portfolio wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, Janus Aspen Global Unconstrained Bond Portfolio wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.

During the period, Janus Aspen Global Technology Portfolio, Janus Aspen Global Unconstrained Bond Portfolio and Janus Aspen Janus Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

The following table provides average ending monthly market value amounts on written call and put options during the period ended March 31, 2015.

Portfolio	Written Call Options	Written Put Options
Janus Aspen Global Technology Portfolio	$ -	$ 32,587
Janus Aspen Global Unconstrained Bond Portfolio	38,918	32,548
Janus Aspen Janus Portfolio	-	160,791

Written option activity for the period ended March 31, 2015 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Aspen Global Unconstrained Bond Portfolio
Options outstanding at December 31, 2014	-	$ -
Options written	2,642,877	105,629
Options closed	(13)	(72,319)
Options expired	(59)	(17,343)
Options exercised	-	-
Options outstanding at March 31, 2015	2,642,805	$ 15,967

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2014	117	$ 63,418
Options written	-	-
Options closed	-	-
Options expired	(99)	(33,083)
Options exercised	-	-
Options outstanding at March 31, 2015	18	$ 30,335

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Unconstrained Bond Portfolio
Options outstanding at December 31, 2014	-	$ -
Options written	9,299,557	151,926
Options closed	(119,199)	(34,962)
Options expired	(54)	(62,344)
Options exercised	-	-
Options outstanding at March 31, 2015	9,180,304	$ 54,620

Put Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2014	1,866	$ 358,938
Options written	1,794	192,482
Options closed	(901)	(118,168)
Options expired	(570)	(218,650)
Options exercised	(798)	(47,509)
Options outstanding at March 31, 2015	1,391	$ 167,093

Options on Swap Contracts (Swaptions) in Janus Aspen Global Unconstrained Bond Portfolio

Janus Aspen Global Unconstrained Bond Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

For an interest rate swaption, a payer swaption (put) gives the purchaser the right to enter into the swap where they pay the fixed interest rate; whereas a receiver swaption (call) gives the purchaser the right to enter into the swap where they receive the fixed interest rate. Swaptions purchased are reported in the Schedule of Investments (if applicable).

Janus Aspen Global Unconstrained Bond Portfolio has sold receiver swaptions (call) in order to reduce interest rate exposure where reducing this interest rate exposure via the cash bond and bond futures markets was less attractive.

Janus Aspen Global Unconstrained Bond Portfolio has sold payer swaptions (put) in order to gain interest rate exposure where gaining this interest rate exposure via the cash bond and bond futures markets was less attractive.

The following table provides average ending monthly market value amounts on written call and put swaptions during the period ended March 31, 2015.

Portfolio	Written Call Swaptions	Written Put Swaptions
Janus Aspen Global Unconstrained Bond Portfolio	$ 8,555	$ 359

Written swaption activity for the period ended March 31, 2015 is indicated in the tables below:

Call Swaptions	Notional Amount	Premiums Received
Janus Aspen Global Unconstrained Bond Portfolio
Swaptions outstanding at December 31, 2014	-	$ -
Swaptions written	802,000	24,149
Swaptions closed	-	-
Swaptions expired	-	-
Swaptions exercised	-	-
Swaptions outstanding at March 31, 2015	802,000	$ 24,149

Put Swaptions	Notional Amount	Premiums Received
Janus Aspen Global Unconstrained Bond Portfolio
Swaptions outstanding at December 31, 2014	-	$ -
Swaptions written	32,000	1,047
Swaptions closed	-	-
Swaptions expired	-	-
Swaptions exercised	-	-
Swaptions outstanding at March 31, 2015	32,000	$ 1,047

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The Portfolios, with the exception of Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may utilize swap agreements. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolios. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolios or their counterparties to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolios would risk the loss of the net amount of the payments that they contractually are entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolios. If the other party to a swap defaults, the Portfolios would risk the loss of the net amount of the payments that they contractually are entitled to receive. If the Portfolios utilize a swap at the wrong time or judge market conditions incorrectly, the swap may result in a loss to the Portfolios and reduce the Portfolios’ total return.

Swap agreements also bear the risk that the Portfolios will not be able to meet their obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations recently enacted require the Portfolios to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolios will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolios may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolios may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolios to losses, increase their costs, or prevent the Portfolios from entering or exiting swap positions, accessing collateral, or fully implementing their investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price.  Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the exchange it trades.

The Portfolios’ maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to cover the Portfolios’ exposure to the counterparty.

The Portfolios may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to their portfolios. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolios do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolios will generally incur a greater degree of risk when they sell a credit default swap than when they purchase a credit default swap. As a buyer of a credit default swap, the Portfolios may lose their investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolios, coupled with the upfront or periodic payments previously received, may be less than what they pay to the buyer, resulting in a loss of value to the Portfolios.

If the Portfolios are the seller of credit protection against a particular security, the Portfolios would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolios would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolios would keep the stream of payments and would have no payment obligations. As the seller, the Portfolios would effectively add leverage to their portfolios because, in addition to their total net assets, the Portfolios would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolios as sellers could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Portfolios are entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolios as buyers would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolios would have spent the stream of payments and potentially received no benefit from the contract.

The Portfolios may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge their credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolios’ total return. Single-name CDS enable the Portfolios to buy or sell protection against a credit event of a specific issuer. When the Portfolios buy a single-name CDS, the Portfolios will receive a return on their investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolios to initiate a single-name CDS transaction or to liquidate their positions at an advantageous time or price, which may result in significant losses. Moreover, the Portfolios bear the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolios.

The Portfolios may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolios hold a long position in a CDX, the Portfolios would indirectly bear their proportionate share of any expenses paid by a CDX. By investing in CDXs, the Portfolios could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolios will not be able to meet their obligation to the counterparty.

During the period, Janus Aspen Global Unconstrained Bond Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The following table provides average ending monthly market value amounts during the period ended March 31, 2015 on sell protection credit default swaps.

Portfolio	Sell Protection
Janus Aspen Global Unconstrained Bond Portfolio	$ 8,613

Volatility Investments

Janus Aspen Preservation Series – Growth may also utilize swaps, options, exchange-traded funds, exchange-traded notes, or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Preservation Series – Growth. Janus Aspen Preservation Series – Growth’s participation in the Capital Protection Agreement also subjects Janus Aspen Preservation Series – Growth to certain risks not generally associated with equity funds, including, but not limited to, allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, market underperformance risk and counterparty risk. For information relating to these and other risks of investing in Janus Aspen Preservation Series – Growth as well as other general information about Janus Aspen Preservation Series – Growth, please refer to Janus Aspen Preservation Series – Growth’s Prospectuses and Statements of Additional Information.

The Portfolios, particularly Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio and Janus Aspen Global Unconstrained Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in these types of bonds.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolios, may not be fully known for some time. For Janus Aspen Preservation Series - Growth, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class may fall below its Protected NAV. If this happens, it is expected that Janus Aspen Preservation Series - Growth will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolios and the investment management industry as a whole is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolios’ investment portfolios and, in the longer term, could impair the ability of issuers in which the Portfolios invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for Janus Aspen Preservation Series - Growth, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolios (“counterparty risk”). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolios. The Portfolios may be unable to recover their investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A shareholder’s ability to receive the Protected NAV from Janus Aspen Preservation Series – Growth is dependent on Janus Aspen Preservation Series – Growth’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. As such, Janus Aspen Preservation Series – Growth’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

The Portfolios may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending their securities to third parties, cash sweep arrangements whereby the Portfolios’ cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolios intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolios focus their transactions with a limited number of counterparties, they will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Preservation Series - Growth, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Aspen Preservation Series - Growth, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of Janus Aspen Preservation Series - Growth; and (iii) any realized or unrealized losses on any investment of Janus Aspen Preservation Series - Growth in money market funds.

Emerging Market Investing

Within the parameters of their specific investment policies, the Portfolios may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolios invest a significant amount of their assets in one or more of these countries, their returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolios' investments. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that the Portfolios invest a significant portion of their assets in the securities of issuers in or companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolios’ performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolios invest in Chinese local market securities (also known as “A Shares”).

Loans

Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio and Janus Aspen Global Unconstrained Bond Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Aspen Balanced Portfolio’s, Janus Aspen Flexible Bond Portfolio’s and/or Janus Aspen Global Unconstrained Bond Portfolio’s total assets. Below are descriptions of the types of loans held by Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio and/or Janus Aspen Global Unconstrained Bond Portfolio as of March 31, 2015.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolios’ investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolios generally expect to invest in fully funded term loans, certain of the loans in which the Portfolios may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolios may pay fees such as facility fees. Such fees may affect the Portfolios’ return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. The Portfolios may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Portfolios having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Portfolios’ sensitivity to interest rate changes and causing their price to decline.

Real Estate Investing

The Portfolios may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolios and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolios are fully collateralized, and such collateral is in the possession of the Portfolios’ custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Portfolios may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions.  Each Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolios sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolios may or may not receive any payments (including interest) on collateral they have deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

The Portfolios may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolios may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolios’ holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolios may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolios may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies and futures contracts.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 1,838,449,779	$ 278,819,583	$ (6,218,122)	$ 272,601,461
Janus Aspen Enterprise Portfolio	438,882,606	322,556,945	(6,557,399)	315,999,546
Janus Aspen Flexible Bond Portfolio	524,764,062	14,214,524	(1,126,061)	13,088,463
Janus Aspen Forty Portfolio	634,963,146	185,945,661	(2,134,636)	183,811,025
Janus Aspen Global Allocation Portfolio – Moderate	11,915,108	373,350	(326,643)	46,707
Janus Aspen Global Research Portfolio	678,694,290	163,250,450	(27,102,718)	136,147,732
Janus Aspen Global Technology Portfolio	141,646,587	38,768,043	(3,849,219)	34,918,824
Janus Aspen Global Unconstrained Bond Portfolio	4,033,914	9,003	(11,767)	(2,764)
Janus Aspen INTECH U.S. Low Volatility Portfolio	491,252,991	61,786,409	(6,258,809)	55,527,600
Janus Aspen Janus Portfolio	480,794,523	145,787,943	(7,386,243)	138,401,700
Janus Aspen Overseas Portfolio	1,428,591,861	173,689,150	(443,438,427	(269,749,277)
Janus Aspen Perkins Mid Cap Value Portfolio	110,564,473	26,879,464	(2,062,420)	24,817,044
Janus Aspen Preservation Series – Growth	6,614,606	1,352,088	(101,485)	1,250,603

Information on the tax components of securities sold short as of March 31, 2015 are as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net (Appreciation)
Janus Aspen Global Technology Portfolio	$(868,215)	$(161,439)	$40,800	$(120,639)

Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: May 29, 2015

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: May 29, 2015